UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – March 31, 2015

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2015. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	2,321,686	$23,407,009
ATM Large Cap Managed Volatility Portfolio‡	7,871,235	105,379,440
ATM Mid Cap Managed Volatility Portfolio‡	564,083	5,169,539
ATM Small Cap Managed Volatility Portfolio‡	262,529	3,401,099
AXA Global Equity Managed Volatility Portfolio‡	300,613	4,634,090
AXA International Core Managed Volatility Portfolio‡	592,073	5,875,640
AXA International Value Managed Volatility Portfolio‡	291,224	3,641,781
AXA Large Cap Core Managed Volatility Portfolio‡	3,250,301	30,515,113
AXA Large Cap Growth Managed Volatility Portfolio‡	1,003,330	28,635,409
AXA Large Cap Value Managed Volatility Portfolio‡	497,777	7,864,652
AXA/Loomis Sayles Growth Portfolio‡	386,551	2,300,031
AXA/Lord Abbett Micro Cap Portfolio*‡	75,437	855,182
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	184,043	1,936,347
EQ/AllianceBernstein Small Cap Growth Portfolio‡	177,851	3,731,227
EQ/BlackRock Basic Value Equity Portfolio‡	1,474,993	32,570,239
EQ/Boston Advisors Equity Income Portfolio‡	4,073,787	26,726,905
EQ/Core Bond Index Portfolio‡	39,270,328	396,938,884
EQ/GAMCO Small Company Value Portfolio‡	154,054	8,838,884
EQ/Global Bond PLUS Portfolio‡	3,158,182	29,041,074
EQ/High Yield Bond Portfolio‡	1,159,964	11,740,344
EQ/Intermediate Government Bond Portfolio‡	51,244,560	533,596,589
EQ/International Equity Index Portfolio‡	65,281	605,597
EQ/Large Cap Growth Index Portfolio‡	168,496	2,179,089
EQ/MFS International Growth Portfolio‡	2,030,689	14,205,650
EQ/PIMCO Ultra Short Bond Portfolio‡	20,784,899	204,777,237
EQ/Quality Bond PLUS Portfolio‡	775,385	6,713,437
Multimanager Core Bond Portfolio‡	3,696,102	37,098,418
Multimanager Mid Cap Growth Portfolio*‡	222,568	2,266,819
Multimanager Mid Cap Value Portfolio‡	120,917	1,767,411

Total Investments (99.7%) (Cost $1,413,098,818)		1,536,413,136
Other Assets Less Liabilities (0.3%)		4,055,208

Net Assets (100%)		$1,540,468,344

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

	Value December 31,	Purchases at		Value March 31,	Dividend	Realized
Securities	2014	Cost	Sales at Cost	2015	Income	Gain (Loss)†
ATM International Managed Volatility Portfolio	$22,811,929	$615,489	$1,147,467	$23,407,009	$—	$2,913
ATM Large Cap Managed Volatility Portfolio	110,936,908	2,872,281	9,224,707	105,379,440	—	143,738
ATM Mid Cap Managed Volatility Portfolio	5,099,344	205,163	383,873	5,169,539	—	(413)
ATM Small Cap Managed Volatility Portfolio	3,260,016	—	—	3,401,099	—	—
AXA Global Equity Managed Volatility Portfolio	4,562,507	102,581	162,705	4,634,090	—	29,026
AXA International Core Managed Volatility Portfolio	5,816,640	205,163	397,879	5,875,640	—	(14,419)
AXA International Value Managed Volatility Portfolio	3,550,670	102,582	187,918	3,641,781	—	3,812
AXA Large Cap Core Managed Volatility Portfolio	30,691,534	718,070	1,328,533	30,515,113	—	13,578
AXA Large Cap Growth Managed Volatility Portfolio	29,461,471	718,070	1,456,064	28,635,409	—	1,006,047
AXA Large Cap Value Managed Volatility Portfolio	7,965,145	102,582	189,710	7,864,652	—	2,020
AXA/Loomis Sayles Growth Portfolio	—	2,240,000	—	2,300,031	—	—
AXA/Lord Abbett Micro Cap Portfolio	812,687	—	—	855,182	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	1,854,571	—	—	1,936,347	—	—
EQ/AllianceBernstein Small Cap Growth Portfolio	3,637,469	102,581	188,403	3,731,227	—	3,327
EQ/BlackRock Basic Value Equity Portfolio	32,435,099	820,652	1,206,624	32,570,239	—	327,217
EQ/Boston Advisors Equity Income Portfolio	27,455,574	718,070	1,339,782	26,726,905	—	2,329
EQ/Core Bond Index Portfolio	400,442,492	10,258,146	19,224,204	396,938,884	—	(51,189)
EQ/GAMCO Small Company Value Portfolio	8,831,543	307,744	505,967	8,838,884	—	69,224
EQ/Global Bond PLUS Portfolio	28,636,079	1,512,907	958,933	29,041,074	—	(282)
EQ/High Yield Bond Portfolio	8,512,630	3,000,000	—	11,740,344	—	—
EQ/Intermediate Government Bond Portfolio	540,963,404	14,771,731	27,612,980	533,596,589	—	(3,839)
EQ/International Equity Index Portfolio	575,841	—	—	605,597	—	—
EQ/Large Cap Growth Index Portfolio	3,368,202	205,163	954,140	2,179,089	—	549,320
EQ/MFS International Growth Portfolio	13,680,612	205,163	375,742	14,205,650	—	7,718
EQ/PIMCO Ultra Short Bond Portfolio	209,778,231	5,847,143	10,933,865	204,777,237	—	(5,246)
EQ/Quality Bond PLUS Portfolio	6,618,813	—	—	6,713,437	—	—
Multimanager Core Bond Portfolio	37,899,981	1,800,457	3,018,006	37,098,418	159,154	49,677
Multimanager Mid Cap Growth Portfolio	2,130,351	—	—	2,266,819	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
Multimanager Mid Cap Value Portfolio	$1,711,058	$—	$—	$1,767,411	$—	$—

	$1,553,500,801	$47,431,738	$80,797,502	$1,536,413,136	$159,154	$2,134,558

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,536,413,136	$—	$1,536,413,136

Total Assets	$—	$1,536,413,136	$—	$1,536,413,136

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,536,413,136	$—	$1,536,413,136

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$126,218,640
Aggregate gross unrealized depreciation	(4,148,526)

Net unrealized appreciation	$122,070,114

Federal income tax cost of investments	$1,414,343,022

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	6,808,548	$68,643,092
ATM Large Cap Managed Volatility Portfolio‡	13,803,289	184,797,279
ATM Mid Cap Managed Volatility Portfolio‡	1,169,117	10,714,372
ATM Small Cap Managed Volatility Portfolio‡	2,563,583	33,211,569
AXA Global Equity Managed Volatility Portfolio‡	1,456,654	22,454,981
AXA International Core Managed Volatility Portfolio‡	1,589,587	15,774,806
AXA International Value Managed Volatility Portfolio‡	745,503	9,322,587
AXA Large Cap Core Managed Volatility Portfolio‡	4,881,355	45,828,095
AXA Large Cap Growth Managed Volatility Portfolio‡	1,702,384	48,586,647
AXA Large Cap Value Managed Volatility Portfolio‡	1,695,030	26,780,717
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	246,217	3,756,877
AXA/Horizon Small Cap Value Portfolio‡	606,081	6,128,556
AXA/Loomis Sayles Growth Portfolio‡	1,339,122	7,967,965
AXA/Lord Abbett Micro Cap Portfolio*‡	183,972	2,085,569
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	302,069	3,178,116
AXA/Pacific Global Small Cap Value Portfolio‡	412,962	3,663,547
EQ/AllianceBernstein Small Cap Growth Portfolio‡	936,865	19,654,941
EQ/BlackRock Basic Value Equity Portfolio‡	2,137,534	47,200,227
EQ/Boston Advisors Equity Income Portfolio‡	4,994,057	32,764,523
EQ/Core Bond Index Portfolio‡	30,842,457	311,751,166
EQ/GAMCO Small Company Value Portfolio‡	266,121	15,268,745
EQ/Global Bond PLUS Portfolio‡	2,535,293	23,313,294
EQ/High Yield Bond Portfolio‡	1,207,789	12,224,394
EQ/Intermediate Government Bond Portfolio‡	40,433,234	421,020,999
EQ/International Equity Index Portfolio‡	350,734	3,253,691
EQ/Large Cap Growth Index Portfolio‡	572,697	7,406,435
EQ/MFS International Growth Portfolio‡	5,808,688	40,634,582
EQ/PIMCO Ultra Short Bond Portfolio‡	16,256,361	160,161,113
EQ/Quality Bond PLUS Portfolio‡	1,142,843	9,894,962
Multimanager Core Bond Portfolio‡	2,935,631	29,465,434
Multimanager Mid Cap Growth Portfolio*‡	222,797	2,269,155
Multimanager Mid Cap Value Portfolio‡	384,048	5,613,526

Total Investments (99.9%) (Cost $1,402,541,103)		1,634,791,962
Other Assets Less Liabilities (0.1%)		2,040,203

Net Assets (100%)		$1,636,832,165

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$68,000,402	$129,355	$2,829,211	$68,643,092	$—	$(956)
ATM Large Cap Managed Volatility Portfolio	195,161,063	330,574	12,080,058	184,797,279	—	147,705
ATM Mid Cap Managed Volatility Portfolio	10,794,245	28,745	614,769	10,714,372	—	13,732
ATM Small Cap Managed Volatility Portfolio	33,022,705	57,491	1,238,439	33,211,569	—	18,563
AXA Global Equity Managed Volatility Portfolio	22,275,723	28,745	507,592	22,454,981	—	120,909
AXA International Core Managed Volatility Portfolio	15,738,026	28,745	537,375	15,774,806	—	91,126
AXA International Value Managed Volatility Portfolio	9,159,772	14,373	317,531	9,322,587	—	(3,281)
AXA Large Cap Core Managed Volatility Portfolio	46,662,526	71,864	1,560,643	45,828,095	—	10,610
AXA Large Cap Growth Managed Volatility Portfolio	52,512,749	79,050	2,564,497	48,586,647	—	3,043,881
AXA Large Cap Value Managed Volatility Portfolio	27,575,444	35,932	763,101	26,780,717	—	22,525
AXA/Franklin Small Cap Value Managed Volatility Portfolio	3,673,780	—	—	3,756,877	—	—
AXA/Horizon Small Cap Value Portfolio	5,933,646	—	—	6,128,556	—	—
AXA/Loomis Sayles Growth Portfolio	—	7,760,000	—	7,967,965	—	—
AXA/Lord Abbett Micro Cap Portfolio	1,981,932	—	—	2,085,569	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	3,043,898	—	—	3,178,116	—	—
AXA/Pacific Global Small Cap Value Portfolio	3,703,179	—	—	3,663,547	—	—
EQ/AllianceBernstein Small Cap Growth Portfolio	20,692,549	50,305	2,031,388	19,654,941	—	68,489
EQ/BlackRock Basic Value Equity Portfolio	47,624,582	79,050	1,642,754	47,200,227	—	85,624
EQ/Boston Advisors Equity Income Portfolio	34,706,658	86,237	1,889,376	32,764,523	—	(3,872)
EQ/Core Bond Index Portfolio	315,391,092	4,046,165	11,948,388	311,751,166	—	(6,868)
EQ/GAMCO Small Company Value Portfolio	16,527,183	35,932	1,157,778	15,268,745	—	627,848
EQ/Global Bond PLUS Portfolio	22,886,837	1,021,559	470,882	23,313,294	—	494
EQ/High Yield Bond Portfolio	8,984,509	3,000,000	—	12,224,394	—	—
EQ/Intermediate Government Bond Portfolio	432,707,023	768,943	16,814,271	421,020,999	—	(1,868)
EQ/International Equity Index Portfolio	3,093,823	—	—	3,253,691	—	—
EQ/Large Cap Growth Index Portfolio	11,371,538	21,559	2,521,079	7,406,435	—	1,830,297
EQ/MFS International Growth Portfolio	39,801,731	57,491	1,248,316	40,634,582	—	8,686

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/PIMCO Ultra Short Bond Portfolio	$166,694,406	$316,201	$6,901,077	$160,161,113	$—	$12,435
EQ/Quality Bond PLUS Portfolio	9,755,496	—	—	9,894,962	—	—
Multimanager Core Bond Portfolio	30,462,627	200,462	1,570,619	29,465,434	128,598	634
Multimanager Mid Cap Growth Portfolio	2,608,203	—	424,761	2,269,155	—	75,239
Multimanager Mid Cap Value Portfolio	5,731,915	14,373	193,103	5,613,526	—	121,148

	$1,668,279,262	$18,263,151	$71,827,008	$1,634,791,962	$128,598	$6,283,100

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,634,791,962	$—	$1,634,791,962

Total Assets	$—	$1,634,791,962	$—	$1,634,791,962

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,634,791,962	$—	$1,634,791,962

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$239,450,353
Aggregate gross unrealized depreciation	(9,819,806)

Net unrealized appreciation	$229,630,547

Federal income tax cost of investments	$1,405,161,415

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	63,202,404	$637,200,256
ATM Large Cap Managed Volatility Portfolio‡	88,101,570	1,179,496,478
ATM Mid Cap Managed Volatility Portfolio‡	7,866,865	72,095,893
ATM Small Cap Managed Volatility Portfolio‡	20,442,355	264,833,562
AXA Global Equity Managed Volatility Portfolio‡	11,666,654	179,846,743
AXA International Core Managed Volatility Portfolio‡	14,851,510	147,383,975
AXA International Value Managed Volatility Portfolio‡	5,340,552	66,784,098
AXA Large Cap Core Managed Volatility Portfolio‡	27,815,142	261,139,596
AXA Large Cap Growth Managed Volatility Portfolio‡	10,088,570	287,931,471
AXA Large Cap Value Managed Volatility Portfolio‡	13,009,799	205,549,065
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	2,943,283	44,909,855
AXA/Horizon Small Cap Value Portfolio‡	1,343,676	13,586,950
AXA/Loomis Sayles Growth Portfolio‡	8,283,232	49,286,383
AXA/Lord Abbett Micro Cap Portfolio*‡	1,884,172	21,359,585
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,085,152	42,980,529
AXA/Pacific Global Small Cap Value Portfolio‡	1,908,364	16,929,827
EQ/AllianceBernstein Small Cap Growth Portfolio‡	10,901,145	228,700,328
EQ/BlackRock Basic Value Equity Portfolio‡	12,177,083	268,889,847
EQ/Boston Advisors Equity Income Portfolio‡	31,738,260	208,225,290
EQ/Core Bond Index Portfolio‡	150,418,568	1,520,409,467
EQ/GAMCO Small Company Value Portfolio‡	2,446,291	140,356,638
EQ/Global Bond PLUS Portfolio‡	14,268,773	131,208,549
EQ/High Yield Bond Portfolio‡	4,423,958	44,776,198
EQ/Intermediate Government Bond Portfolio‡	188,880,610	1,966,765,819
EQ/International Equity Index Portfolio‡	2,627,484	24,374,652
EQ/Large Cap Growth Index Portfolio‡	3,550,601	45,918,335
EQ/MFS International Growth Portfolio‡	42,852,942	299,777,074
EQ/PIMCO Ultra Short Bond Portfolio‡	73,782,989	726,925,661
EQ/Quality Bond PLUS Portfolio‡	4,994,040	43,239,401
Multimanager Core Bond Portfolio‡	14,567,245	146,213,961
Multimanager Mid Cap Growth Portfolio*‡	972,458	9,904,333
Multimanager Mid Cap Value Portfolio‡	2,667,796	38,994,421

Total Investments (99.9%) (Cost $7,849,178,779)		9,335,994,240
Other Assets Less Liabilities (0.1%)		4,758,700

Net Assets (100%)		$9,340,752,940

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$624,985,111	$—	$18,534,439	$637,200,256	$—	$(35,803)
ATM Large Cap Managed Volatility Portfolio	1,209,705,457	—	38,987,642	1,179,496,478	—	224,305
ATM Mid Cap Managed Volatility Portfolio	75,107,590	—	6,404,006	72,095,893	—	238,656
ATM Small Cap Managed Volatility Portfolio	261,201,783	—	7,279,588	264,833,562	—	184,406
AXA Global Equity Managed Volatility Portfolio	178,251,694	—	4,493,029	179,846,743	—	131,631
AXA International Core Managed Volatility Portfolio	146,108,296	—	4,018,577	147,383,975	—	606,082
AXA International Value Managed Volatility Portfolio	65,467,508	—	1,998,594	66,784,098	—	(16,598)
AXA Large Cap Core Managed Volatility Portfolio	263,981,829	—	6,551,934	261,139,596	—	54,722
AXA Large Cap Growth Managed Volatility Portfolio	318,854,890	—	20,431,052	287,931,471	—	20,318,266
AXA Large Cap Value Managed Volatility Portfolio	211,180,114	—	4,667,146	205,549,065	—	618,179
AXA/Franklin Small Cap Value Managed Volatility Portfolio	48,695,000	—	3,155,345	44,909,855	—	1,665,986
AXA/Horizon Small Cap Value Portfolio	13,154,835	—	—	13,586,950	—	—
AXA/Loomis Sayles Growth Portfolio	—	48,000,000	—	49,286,383	—	—
AXA/Lord Abbett Micro Cap Portfolio	20,298,184	—	—	21,359,585	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	41,165,375	—	—	42,980,529	—	—
AXA/Pacific Global Small Cap Value Portfolio	17,112,974	—	—	16,929,827	—	—
EQ/AllianceBernstein Small Cap Growth Portfolio	225,381,090	—	7,787,893	228,700,328	—	140,094
EQ/BlackRock Basic Value Equity Portfolio	267,894,051	—	5,722,724	268,889,847	—	223,267
EQ/Boston Advisors Equity Income Portfolio	215,058,468	—	5,961,925	208,225,290	—	(15,935)
EQ/Core Bond Index Portfolio	1,541,895,701	—	42,245,401	1,520,409,467	—	37,195
EQ/GAMCO Small Company Value Portfolio	144,556,189	—	6,594,928	140,356,638	—	2,029,731
EQ/Global Bond PLUS Portfolio	127,045,106	7,500,000	2,652,078	131,208,549	—	(9,416)
EQ/High Yield Bond Portfolio	36,319,087	7,500,000	—	44,776,198	—	—
EQ/Intermediate Government Bond Portfolio	1,989,758,988	15,000,000	58,128,372	1,966,765,819	—	10,198
EQ/International Equity Index Portfolio	13,060,786	10,356,135	—	24,374,652	—	—
EQ/International ETF Portfolio	10,114,854	—	14,655,788	—	—	(4,299,653)

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

	Value December 31,	Purchases at		Value March 31,	Dividend	Realized
Securities	2014	Cost	Sales at Cost	2015	Income	Gain (Loss)†
EQ/Large Cap Growth Index Portfolio	$70,313,170	$—	$25,753,088	$45,918,335	$—	$889,574
EQ/MFS International Growth Portfolio	293,422,260	—	8,410,193	299,777,074	—	178,459
EQ/PIMCO Ultra Short Bond Portfolio	753,064,776	—	26,449,297	726,925,661	—	(22,674)
EQ/Quality Bond PLUS Portfolio	42,629,956	—	—	43,239,401	—	—
Multimanager Core Bond Portfolio	150,994,528	635,185	7,263,412	146,213,961	635,185	3,909
Multimanager Mid Cap Growth Portfolio	9,308,067	—	—	9,904,333	—	—
Multimanager Mid Cap Value Portfolio	39,064,860	—	875,861	38,994,421	—	445,470

	$9,425,152,577	$88,991,320	$329,022,312	$9,335,994,240	$635,185	$23,600,051

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,335,994,240	$—	$9,335,994,240

Total Assets	$—	$9,335,994,240	$—	$9,335,994,240

Total Liabilities	$—	$—	$—	$—

Total	$—	$9,335,994,240	$—	$9,335,994,240

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,509,724,866
Aggregate gross unrealized depreciation	(55,828,422)

Net unrealized appreciation	$1,453,896,444

Federal income tax cost of investments	$7,882,097,796

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	93,896,276	$946,652,782
ATM Large Cap Managed Volatility Portfolio‡	144,920,286	1,940,180,705
ATM Mid Cap Managed Volatility Portfolio‡	11,570,155	106,034,703
ATM Small Cap Managed Volatility Portfolio‡	44,670,270	578,709,587
AXA Global Equity Managed Volatility Portfolio‡	15,171,212	233,871,085
AXA International Core Managed Volatility Portfolio‡	23,747,758	235,668,888
AXA International Value Managed Volatility Portfolio‡	10,974,767	137,240,473
AXA Large Cap Core Managed Volatility Portfolio‡	47,233,808	443,449,733
AXA Large Cap Growth Managed Volatility Portfolio‡	14,323,553	408,799,434
AXA Large Cap Value Managed Volatility Portfolio‡	31,564,158	498,699,720
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	6,396,632	97,602,503
AXA/Horizon Small Cap Value Portfolio‡	4,274,503	43,222,801
AXA/Loomis Sayles Growth Portfolio‡	15,738,140	93,644,127
AXA/Lord Abbett Micro Cap Portfolio*‡	4,815,282	54,587,591
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	10,513,918	110,618,606
AXA/Pacific Global Small Cap Value Portfolio‡	4,395,711	38,996,044
EQ/AllianceBernstein Small Cap Growth Portfolio‡	17,827,793	374,017,779
EQ/BlackRock Basic Value Equity Portfolio‡	15,080,057	332,992,231
EQ/Boston Advisors Equity Income Portfolio‡	39,292,283	257,784,994
EQ/Core Bond Index Portfolio‡	102,473,176	1,035,784,270
EQ/GAMCO Small Company Value Portfolio‡	3,426,587	196,601,417
EQ/Global Bond PLUS Portfolio‡	1,192,639	10,966,919
EQ/High Yield Bond Portfolio‡	1,546,684	15,654,447
EQ/Intermediate Government Bond Portfolio‡	137,330,272	1,429,985,246
EQ/International Equity Index Portfolio‡	9,412,781	87,320,535
EQ/Large Cap Growth Index Portfolio‡	6,813,769	88,119,426
EQ/MFS International Growth Portfolio‡	56,053,081	392,118,434
EQ/PIMCO Ultra Short Bond Portfolio‡	50,622,892	498,747,473
EQ/Quality Bond PLUS Portfolio‡	4,236,397	36,679,573
Multimanager Core Bond Portfolio‡	9,042,374	90,759,877
Multimanager Mid Cap Growth Portfolio*‡	1,549,840	15,784,875
Multimanager Mid Cap Value Portfolio‡	1,300,410	19,007,731

Total Investments (100.0%) (Cost $8,425,344,121)		10,850,304,009
Other Assets Less Liabilities (0.0%)		2,501,300

Net Assets (100%)		$10,852,805,309

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

	Value December 31,	Purchases at		Value March 31,	Dividend	Realized
Securities	2014	Cost	Sales at Cost	2015	Income	Gain (Loss)†
ATM International Managed Volatility Portfolio	$928,645,727	$—	$27,635,937	$946,652,782	$—	$(10,788)
ATM Large Cap Managed Volatility Portfolio	1,982,444,349	—	56,689,563	1,940,180,705	—	244,913
ATM Mid Cap Managed Volatility Portfolio	109,125,975	—	8,445,919	106,034,703	—	(84,053)
ATM Small Cap Managed Volatility Portfolio	574,512,335	—	20,053,516	578,709,587	—	(13,964)
AXA Global Equity Managed Volatility Portfolio	231,601,917	—	5,812,174	233,871,085	—	3,646
AXA International Core Managed Volatility Portfolio	232,797,496	—	5,563,530	235,668,888	—	979,268
AXA International Value Managed Volatility Portfolio	134,107,927	—	3,666,681	137,240,473	—	(31,793)
AXA Large Cap Core Managed Volatility Portfolio	449,406,930	—	12,289,406	443,449,733	—	69,212
AXA Large Cap Growth Managed Volatility Portfolio	460,927,565	—	36,032,104	408,799,434	—	30,153,492
AXA Large Cap Value Managed Volatility Portfolio	511,892,976	—	10,949,732	498,699,720	—	1,408,887
AXA/Franklin Small Cap Value Managed Volatility Portfolio	97,640,570	—	1,418,222	97,602,503	—	762,711
AXA/Horizon Small Cap Value Portfolio	41,848,158	—	—	43,222,801	—	—
AXA/Loomis Sayles Growth Portfolio	—	91,200,000	—	93,644,127	—	—
AXA/Lord Abbett Micro Cap Portfolio	51,875,024	—	—	54,587,591	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	105,946,960	—	—	110,618,606	—	—
AXA/Pacific Global Small Cap Value Portfolio	39,417,903	—	—	38,996,044	—	—
EQ/AllianceBernstein Small Cap Growth Portfolio	376,864,131	—	20,961,730	374,017,779	—	531,777
EQ/BlackRock Basic Value Equity Portfolio	330,210,776	—	5,636,977	332,992,231	—	178,844
EQ/Boston Advisors Equity Income Portfolio	265,421,422	—	6,587,099	257,784,994	—	(44,301)
EQ/Core Bond Index Portfolio	1,039,351,495	10,000,000	27,621,709	1,035,784,270	—	3,440
EQ/GAMCO Small Company Value Portfolio	195,570,467	—	5,019,363	196,601,417	—	69,480
EQ/Global Bond PLUS Portfolio	11,024,482	—	—	10,966,919	—	—
EQ/High Yield Bond Portfolio	15,260,862	—	—	15,654,447	—	—
EQ/Intermediate Government Bond Portfolio	1,438,287,140	20,000,000	42,889,455	1,429,985,246	—	2,223
EQ/International Equity Index Portfolio	38,437,993	45,648,600	—	87,320,535	—	—
EQ/International ETF Portfolio	44,585,312	—	65,115,944	—	—	(19,467,344)
EQ/Large Cap Growth Index Portfolio	133,789,992	—	28,998,163	88,119,426	—	20,963,703

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/MFS International Growth Portfolio	$381,361,330	$—	$8,531,105	$392,118,434	$—	$192,626
EQ/PIMCO Ultra Short Bond Portfolio	515,997,362	—	17,487,450	498,747,473	—	(39,988)
EQ/Quality Bond PLUS Portfolio	36,162,587	—	—	36,679,573	—	—
Multimanager Core Bond Portfolio	93,580,299	394,452	4,331,490	90,759,877	394,451	30,376
Multimanager Mid Cap Growth Portfolio	14,834,586	—	—	15,784,875	—	—
Multimanager Mid Cap Value Portfolio	18,401,679	—	—	19,007,731	—	—

	$10,901,333,727	$167,243,052	$421,737,269	$10,850,304,009	$394,451	$35,902,367

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$10,850,304,009	$—	$10,850,304,009

Total Assets	$—	$10,850,304,009	$—	$10,850,304,009

Total Liabilities	$—	$—	$—	$—

Total	$—	$10,850,304,009	$—	$10,850,304,009

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,364,811,996
Aggregate gross unrealized depreciation	(27,623,538)

Net unrealized appreciation	$2,337,188,458

Federal income tax cost of investments	$8,513,115,551

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	36,350,265	$366,479,699
ATM Large Cap Managed Volatility Portfolio‡	64,365,308	861,717,374
ATM Mid Cap Managed Volatility Portfolio‡	5,545,594	50,822,604
ATM Small Cap Managed Volatility Portfolio‡	16,777,430	217,353,948
AXA Global Equity Managed Volatility Portfolio‡	6,029,174	92,942,435
AXA International Core Managed Volatility Portfolio‡	9,308,982	92,380,825
AXA International Value Managed Volatility Portfolio‡	6,190,569	77,413,632
AXA Large Cap Core Managed Volatility Portfolio‡	19,880,362	186,644,726
AXA Large Cap Growth Managed Volatility Portfolio‡	5,405,267	154,268,291
AXA Large Cap Value Managed Volatility Portfolio‡	17,101,237	270,191,969
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	2,627,608	40,093,151
AXA/Horizon Small Cap Value Portfolio‡	1,251,889	12,658,813
AXA/Loomis Sayles Growth Portfolio‡	7,385,882	43,947,025
AXA/Lord Abbett Micro Cap Portfolio*‡	2,132,421	24,173,806
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	5,202,426	54,735,550
AXA/Pacific Global Small Cap Value Portfolio‡	1,273,839	11,300,714
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,789,362	121,457,798
EQ/BlackRock Basic Value Equity Portfolio‡	5,715,613	126,210,042
EQ/Boston Advisors Equity Income Portfolio‡	14,705,754	96,480,079
EQ/Core Bond Index Portfolio‡	10,304,351	104,154,908
EQ/GAMCO Small Company Value Portfolio‡	1,652,702	94,824,276
EQ/High Yield Bond Portfolio‡	139,314	1,410,036
EQ/Intermediate Government Bond Portfolio‡	13,846,028	144,175,175
EQ/International Equity Index Portfolio‡	8,160,373	75,702,186
EQ/Large Cap Growth Index Portfolio‡	3,228,386	41,751,266
EQ/MFS International Growth Portfolio‡	24,290,836	169,926,157
EQ/PIMCO Ultra Short Bond Portfolio‡	5,100,250	50,248,743
EQ/Quality Bond PLUS Portfolio‡	996,449	8,627,452
Multimanager Core Bond Portfolio‡	992,625	9,963,148
Multimanager Mid Cap Growth Portfolio*‡	899,374	9,159,983
Multimanager Mid Cap Value Portfolio‡	494,237	7,224,123

Total Investments (99.9%) (Cost $2,632,696,705)		3,618,439,934
Other Assets Less Liabilities (0.1%)		4,799,633

Net Assets (100%)		$3,623,239,567

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$354,529,148	$1,327,321	$6,920,996	$366,479,699	$—	$(20,691)
ATM Large Cap Managed Volatility Portfolio	870,421,738	3,587,354	18,574,847	861,717,374	—	74,625
ATM Mid Cap Managed Volatility Portfolio	49,600,202	286,988	1,471,897	50,822,604	—	20,060
ATM Small Cap Managed Volatility Portfolio	211,786,999	825,091	4,291,202	217,353,948	—	(1,823)
AXA Global Equity Managed Volatility Portfolio	90,808,497	251,115	1,304,784	92,942,435	—	679
AXA International Core Managed Volatility Portfolio	90,075,403	322,862	1,658,620	92,380,825	—	19,832
AXA International Value Managed Volatility Portfolio	74,971,440	322,862	1,680,312	77,413,632	—	(1,860)
AXA Large Cap Core Managed Volatility Portfolio	187,134,846	753,344	3,909,926	186,644,726	—	6,463
AXA Large Cap Growth Managed Volatility Portfolio	173,309,240	681,597	10,495,997	154,268,291	—	14,447,403
AXA Large Cap Value Managed Volatility Portfolio	277,894,254	1,721,930	7,121,297	270,191,969	—	1,830,449
AXA/Franklin Small Cap Value Managed Volatility Portfolio	39,967,249	179,368	659,438	40,093,151	—	273,036
AXA/Horizon Small Cap Value Portfolio	12,256,217	—	—	12,658,813	—	—
AXA/Loomis Sayles Growth Portfolio	—	42,800,000	—	43,947,025	—	—
AXA/Lord Abbett Micro Cap Portfolio	22,972,561	—	—	24,173,806	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	52,423,958	—	—	54,735,550	—	—
AXA/Pacific Global Small Cap Value Portfolio	11,422,965	—	—	11,300,714	—	—
EQ/AllianceBernstein Small Cap Growth Portfolio	118,518,100	717,471	3,684,117	121,457,798	—	45,777
EQ/BlackRock Basic Value Equity Portfolio	123,864,618	215,241	1,114,771	126,210,042	—	4,197
EQ/Boston Advisors Equity Income Portfolio	97,484,080	143,494	749,281	96,480,079	—	(3,302)
EQ/Core Bond Index Portfolio	104,693,085	466,356	2,416,840	104,154,908	—	7,592
EQ/GAMCO Small Company Value Portfolio	93,833,124	466,356	2,402,806	94,824,276	—	21,625
EQ/High Yield Bond Portfolio	1,374,585	—	—	1,410,036	—	—
EQ/Intermediate Government Bond Portfolio	145,407,971	645,724	3,357,099	144,175,175	—	(194)
EQ/International Equity Index Portfolio	54,963,539	17,422,091	—	75,702,186	—	—
EQ/International ETF Portfolio	17,016,304	—	24,813,308	—	—	(7,391,217)
EQ/Large Cap Growth Index Portfolio	62,942,370	430,482	13,991,749	41,751,266	—	9,646,188
EQ/MFS International Growth Portfolio	164,373,240	681,597	3,505,355	169,926,157	—	38,045
EQ/PIMCO Ultra Short Bond Portfolio	51,132,639	215,241	1,120,985	50,248,743	—	(2,017)

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/Quality Bond PLUS Portfolio	$8,505,851	$—	$—	$8,627,452	$—	$—
Multimanager Core Bond Portfolio	9,947,966	78,710	186,642	9,963,148	42,836	(147)
Multimanager Mid Cap Growth Portfolio	8,756,603	35,874	185,154	9,159,983	—	1,341
Multimanager Mid Cap Value Portfolio	7,143,822	35,873	123,659	7,224,123	—	62,836

	$3,589,532,614	$74,614,342	$115,741,082	$3,618,439,934	$42,836	$19,078,897

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,618,439,934	$—	$3,618,439,934

Total Assets	$—	$3,618,439,934	$—	$3,618,439,934

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,618,439,934	$—	$3,618,439,934

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$958,657,108
Aggregate gross unrealized depreciation	(10,563,274)

Net unrealized appreciation	$948,093,834

Federal income tax cost of investments	$2,670,346,100

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Eaton Vance Floating-Rate Fund, Institutional Class	23,834	$214,265
EQ/Convertible Securities Portfolio‡	50,296	547,414
EQ/Core Bond Index Portfolio‡	15,601	157,697
EQ/Global Bond PLUS Portfolio‡	56,876	523,007
EQ/High Yield Bond Portfolio‡	29,347	297,030
EQ/Intermediate Government Bond Portfolio‡	52,652	548,253
EQ/PIMCO Global Real Return Portfolio‡	47,820	472,547
EQ/PIMCO Ultra Short Bond Portfolio‡	55,863	550,378
EQ/Quality Bond PLUS Portfolio‡	6,197	53,656
iShares® Floating Rate Bond ETF	6,050	306,372
iShares® Global ex USD High Yield Corporate Bond ETF	900	41,972
iShares® International Treasury Bond ETF	1,080	98,831
iShares® JP Morgan USD Emerging Markets Bond ETF	2,950	330,754
Multimanager Core Bond Portfolio‡	33,299	334,230
PIMCO Foreign Bond Fund Unhedged, Institutional Class	6,621	63,692
PowerShares Global Short Term High Yield Bond Portfolio	320	7,469
SPDR® Barclays Short Term High Yield Bond ETF	5,880	171,696
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	24,910	201,523
Vanguard Short-Term Inflation-Protected Securities ETF	1,270	61,544
Vanguard Total International Bond ETF	6,680	361,321

Total Investments (100.0%) (Cost $5,382,116)		5,343,651
Other Assets Less Liabilities (0.0%)		1,885

Net Assets (100%)		$5,345,536

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

	Value December 31,	Purchases at		Value March 31,	Dividend	Realized
Securities	2014	Cost	Sales at Cost	2015	Income	Gain (Loss)†
EQ/Convertible Securities Portfolio	$522,514	$20,850	$6,674	$547,414	$—	$(1)
EQ/Core Bond Index Portfolio	151,502	6,065	1,942	157,697	—	—	#
EQ/Global Bond PLUS Portfolio	511,726	20,960	6,931	523,007	—	(10)
EQ/High Yield Bond Portfolio	282,421	10,614	3,390	297,030	—	7
EQ/Intermediate Government Bond Portfolio	528,668	20,849	6,672	548,253	—	1
EQ/PIMCO Global Real Return Portfolio	450,518	17,817	5,703	472,547	—	—	#
EQ/PIMCO Ultra Short Bond Portfolio	535,972	20,849	6,672	550,378	—	1
EQ/Quality Bond PLUS Portfolio	51,373	2,275	728	53,656	—	—	#
Multimanager Core Bond Portfolio	320,349	13,932	4,004	334,230	1,423	—	#

	$3,355,043	$134,211	$42,716	$3,484,212	$1,423	$(2)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,379,959	$—	$—	$1,379,959
Investment Companies	479,480	3,484,212	—	3,963,692

Total Assets	$1,859,439	$3,484,212	$—	$5,343,651

Total Liabilities	$—	$—	$—	$—

Total	$1,859,439	$3,484,212	$—	$5,343,651

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,062
Aggregate gross unrealized depreciation	(95,325)

Net unrealized depreciation	$(38,263)

Federal income tax cost of investments	$5,381,914

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	2,953	$34,080
AXA Natural Resources Portfolio‡	2,820	23,517
AXA SmartBeta Equity Portfolio‡	6,741	73,606
AXA/Lord Abbett Micro Cap Portfolio*‡	5,865	66,488
BlackRock Global Long/Short Credit Fund, Institutional Class	4,710	49,689
Eaton Vance Floating-Rate Fund, Institutional Class	46,297	416,210
EQ/AllianceBernstein Small Cap Growth Portfolio‡	7,802	163,691
EQ/BlackRock Basic Value Equity Portfolio‡	6,995	154,468
EQ/Capital Guardian Research Portfolio‡	13,487	294,910
EQ/Convertible Securities Portfolio‡	112,221	1,221,401
EQ/Emerging Markets Equity PLUS Portfolio‡	15,540	142,225
EQ/Energy ETF Portfolio‡	2,912	23,795
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	15,194	201,425
EQ/GAMCO Small Company Value Portfolio‡	2,801	160,691
EQ/Global Bond PLUS Portfolio‡	121,080	1,113,395
EQ/High Yield Bond Portfolio‡	75,818	767,373
EQ/Intermediate Government Bond Portfolio‡	108,566	1,130,465
EQ/International Equity Index Portfolio‡	40,058	371,609
EQ/Invesco Comstock Portfolio‡	10,198	153,011
EQ/Low Volatility Global ETF Portfolio‡	8,454	90,484
EQ/MFS International Growth Portfolio‡	32,465	227,111
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	11,866	219,753
EQ/PIMCO Global Real Return Portfolio‡	98,899	977,299
EQ/PIMCO Ultra Short Bond Portfolio‡	114,510	1,128,182
EQ/Real Estate PLUS Portfolio‡	5,727	62,599
EQ/T. Rowe Price Growth Stock Portfolio*‡	3,764	146,028
EQ/Wells Fargo Omega Growth Portfolio*‡	12,384	145,941
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	1,306	8,989
Franklin K2 Alternative Strategies Fund, Advisor Class	2,707	30,129
iShares® Floating Rate Bond ETF	13,330	675,031
iShares® Global Infrastructure ETF	1,350	56,511
iShares® International Treasury Bond ETF	2,080	190,341
iShares® JP Morgan USD Emerging Markets Bond ETF	5,660	634,599
iShares® Micro-Cap ETF	390	30,841
iShares® MSCI EAFE Small-Cap ETF	1,540	76,184
iShares® U.S. Oil & Gas Exploration & Production ETF	350	25,669
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	4,003	75,823
Multimanager Core Bond Portfolio‡	113,260	1,136,810
Multimanager Mid Cap Value Portfolio‡	16,295	238,177
PIMCO Foreign Bond Fund Unhedged, Institutional Class	14,356	138,106
PowerShares DB Base Metals Fund*	630	9,551
PowerShares DB Commodity Index Tracking Fund*	450	7,681
PowerShares DB G10 Currency Harvest Fund*	3,510	87,083
PowerShares DB Gold Fund*	820	32,021
PowerShares DB Silver Fund*	120	3,203
PowerShares S&P 500 BuyWrite Portfolio	2,680	56,280
SPDR® Barclays Short Term High Yield Bond ETF	10,750	313,900
Templeton Emerging Markets Small Cap Fund, Advisor Class	5,362	66,331
Templeton Global Smaller Companies Fund, Advisor Class	9,200	81,330
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	58,813	475,799
Vanguard Short-Term Inflation-Protected Securities ETF	3,330	161,372
Vanguard Total International Bond ETF	14,130	764,292

Total Investments (99.5%) (Cost $14,995,731)		14,935,499
Other Assets Less Liabilities (0.5%)		74,624

Net Assets (100%)		$15,010,123

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$22,259	$3,157	$784	$23,517	$—	$12
AXA SmartBeta Equity Portfolio	67,450	6,315	1,589	73,606	—	2
AXA/Lord Abbett Micro Cap Portfolio	58,533	6,315	1,583	66,488	—	8
EQ/AllianceBernstein Small Cap Growth Portfolio	144,064	15,787	3,973	163,691	—	5
EQ/BlackRock Basic Value Equity Portfolio	138,606	15,787	3,948	154,468	—	29
EQ/Capital Guardian Research Portfolio	270,305	31,573	21,331	294,910	—	625
EQ/Convertible Securities Portfolio	1,126,599	133,742	62,538	1,221,401	—	13
EQ/Emerging Markets Equity PLUS Portfolio	128,902	15,787	3,973	142,225	—	5
EQ/Energy ETF Portfolio	21,671	3,157	785	23,795	—	10
EQ/GAMCO Mergers and Acquisitions Portfolio	180,944	22,101	5,565	201,425	—	4
EQ/GAMCO Small Company Value Portfolio	143,780	15,787	3,978	160,691	—	— #
EQ/Global Bond PLUS Portfolio	1,012,588	137,137	31,040	1,113,395	—	(15)
EQ/High Yield Bond Portfolio	692,046	75,777	19,107	767,373	—	(15)
EQ/Intermediate Government Bond Portfolio	1,027,640	123,137	31,025	1,130,465	—	— #
EQ/International Equity Index Portfolio	317,396	68,045	32,015	371,609	—	(173)
EQ/Invesco Comstock Portfolio	141,159	15,787	3,979	153,011	—	(2)
EQ/Low Volatility Global ETF Portfolio	81,037	9,472	2,385	90,484	—	2
EQ/MFS International Growth Portfolio	197,542	25,259	6,385	227,111	—	(21)
EQ/Morgan Stanley Mid Cap Growth Portfolio	208,213	25,259	20,481	219,753	—	(117)
EQ/PIMCO Global Real Return Portfolio	932,281	104,192	80,243	977,299	—	9
EQ/PIMCO Ultra Short Bond Portfolio	1,023,980	133,979	30,227	1,128,182	—	3
EQ/Real Estate PLUS Portfolio	55,366	6,315	1,590	62,599	—	1
EQ/T. Rowe Price Growth Stock Portfolio	139,478	15,787	17,105	146,028	—	872
EQ/Wells Fargo Omega Growth Portfolio	143,561	15,787	18,043	145,941	1	(66)
Multimanager Core Bond Portfolio	1,050,912	124,752	51,732	1,136,810	4,772	(2)
Multimanager Mid Cap Value Portfolio	211,738	25,259	6,351	238,177	—	13

	$9,538,050	$1,175,452	$461,755	$10,434,454	$4,773	$1,202

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,124,559	$—	$—	$3,124,559
Investment Companies	1,376,486	10,434,454	—	11,810,940

Total Assets	$4,501,045	$10,434,454	$—	$14,935,499

Total Liabilities	$—	$—	$—	$—

Total	$4,501,045	$10,434,454	$—	$14,935,499

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$192,035
Aggregate gross unrealized depreciation	(253,143)

Net unrealized depreciation	$(61,108)

Federal income tax cost of investments	$14,996,607

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	14,717	$169,839
AXA Natural Resources Portfolio‡	7,892	65,803
AXA SmartBeta Equity Portfolio‡	16,358	178,617
AXA/Lord Abbett Micro Cap Portfolio*‡	13,175	149,351
BlackRock Global Long/Short Credit Fund, Institutional Class	14,836	156,521
Eaton Vance Floating-Rate Fund, Institutional Class	41,404	372,224
EQ/AllianceBernstein Small Cap Growth Portfolio‡	17,453	366,145
EQ/BlackRock Basic Value Equity Portfolio‡	16,663	367,952
EQ/Capital Guardian Research Portfolio‡	32,735	715,789
EQ/Convertible Securities Portfolio‡	121,783	1,325,479
EQ/Core Bond Index Portfolio‡	2,001	20,224
EQ/Emerging Markets Equity PLUS Portfolio‡	37,966	347,469
EQ/Energy ETF Portfolio‡	10,488	85,712
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	26,573	352,276
EQ/GAMCO Small Company Value Portfolio‡	6,623	379,991
EQ/Global Bond PLUS Portfolio‡	124,392	1,143,848
EQ/High Yield Bond Portfolio‡	75,464	763,796
EQ/Intermediate Government Bond Portfolio‡	108,300	1,127,702
EQ/International Equity Index Portfolio‡	96,900	898,921
EQ/Invesco Comstock Portfolio‡	23,547	353,312
EQ/Low Volatility Global ETF Portfolio‡	16,783	179,629
EQ/MFS International Growth Portfolio‡	77,635	543,095
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	28,405	526,051
EQ/PIMCO Global Real Return Portfolio‡	99,564	983,868
EQ/PIMCO Ultra Short Bond Portfolio‡	114,161	1,124,741
EQ/Real Estate PLUS Portfolio‡	15,982	174,682
EQ/T. Rowe Price Growth Stock Portfolio*‡	9,512	369,078
EQ/Wells Fargo Omega Growth Portfolio*‡	31,474	370,912
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	15,030	103,404
Franklin K2 Alternative Strategies Fund, Advisor Class	7,065	78,634
iShares® Floating Rate Bond ETF	13,870	702,377
iShares® Global Infrastructure ETF	3,940	164,928
iShares® International Treasury Bond ETF	2,080	190,341
iShares® JP Morgan USD Emerging Markets Bond ETF	6,740	755,689
iShares® Micro-Cap ETF	580	45,866
iShares® MSCI EAFE Small-Cap ETF	3,130	154,841
iShares® U.S. Oil & Gas Exploration & Production ETF	1,300	95,342
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	9,147	173,250
Multimanager Core Bond Portfolio‡	111,883	1,122,993
Multimanager Mid Cap Value Portfolio‡	38,020	555,721
PIMCO Foreign Bond Fund Unhedged, Institutional Class	15,632	150,377
PowerShares DB Base Metals Fund*	1,830	27,743
PowerShares DB Commodity Index Tracking Fund*	2,050	34,994
PowerShares DB G10 Currency Harvest Fund*	7,730	191,781
PowerShares DB Gold Fund*	3,090	120,665
PowerShares DB Silver Fund*	330	8,809
PowerShares S&P 500 BuyWrite Portfolio	8,090	169,890
SPDR® Barclays Short Term High Yield Bond ETF	12,800	373,760
Templeton Emerging Markets Small Cap Fund, Advisor Class	13,691	169,361
Templeton Global Smaller Companies Fund, Advisor Class	22,115	195,499
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	41,843	338,511
Vanguard Short-Term Inflation - Protected Securities ETF	2,750	133,265
Vanguard Total International Bond ETF	14,090	762,128

Total Investments (99.6%) (Cost $20,493,239)		20,433,196
Other Assets Less Liabilities (0.4%)		77,802

Net Assets (100%)		$20,510,998

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$59,554	$10,510	$981	$65,803	$—	$— #
AXA SmartBeta Equity Portfolio	181,044	26,274	32,414	178,617	—	39
AXA/Lord Abbett Micro Cap Portfolio	127,728	15,765	1,469	149,351	—	3
EQ/AllianceBernstein Small Cap Growth Portfolio	335,316	47,294	34,474	366,145	—	(58)
EQ/BlackRock Basic Value Equity Portfolio	316,003	47,294	4,410	367,952	—	5
EQ/Capital Guardian Research Portfolio	624,933	94,588	38,944	715,789	—	(114)
EQ/Convertible Securities Portfolio	1,203,755	173,776	77,188	1,325,479	—	45
EQ/Core Bond Index Portfolio	—	20,000	—	20,224	—	—
EQ/Emerging Markets Equity PLUS Portfolio	301,189	47,294	4,413	347,469	—	2
EQ/Energy ETF Portfolio	56,806	30,510	979	85,712	—	2
EQ/GAMCO Mergers and Acquisitions Portfolio	307,355	42,039	3,922	352,276	—	3
EQ/GAMCO Small Company Value Portfolio	325,112	47,294	4,415	379,991	—	— #
EQ/Global Bond PLUS Portfolio	1,020,867	141,882	13,254	1,143,848	—	(8)
EQ/High Yield Bond Portfolio	660,141	94,588	8,822	763,796	—	8
EQ/Intermediate Government Bond Portfolio	968,424	161,881	13,246	1,127,702	—	— #
EQ/International Equity Index Portfolio	717,831	151,607	10,819	898,921	—	(26)
EQ/Invesco Comstock Portfolio	310,626	47,294	4,416	353,312	—	— #
EQ/Low Volatility Global ETF Portfolio	180,934	26,274	32,435	179,629	—	18
EQ/MFS International Growth Portfolio	456,160	68,313	6,393	543,095	—	(16)
EQ/Morgan Stanley Mid Cap Growth Portfolio	479,468	68,313	36,671	526,051	—	(293)
EQ/PIMCO Global Real Return Portfolio	871,483	120,862	29,305	983,868	—	(21)
EQ/PIMCO Ultra Short Bond Portfolio	975,654	161,881	13,246	1,124,741	—	— #
EQ/Real Estate PLUS Portfolio	177,692	26,274	37,794	174,682	—	659
EQ/T. Rowe Price Growth Stock Portfolio	306,685	47,294	4,399	369,078	—	17
EQ/Wells Fargo Omega Growth Portfolio	317,796	47,294	4,418	370,912	—	(2)
Multimanager Core Bond Portfolio	977,228	146,578	13,244	1,122,993	4,696	2
Multimanager Mid Cap Value Portfolio	476,691	68,313	6,374	555,721	—	4

	$12,736,475	$1,981,286	$438,445	$14,593,157	$4,696	$269

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,932,419	$—	$—	$3,932,419
Investment Companies	1,907,620	14,593,157	—	16,500,777

Total Assets	$5,840,039	$14,593,157	$—	$20,433,196

Total Liabilities	$—	$—	$—	$—

Total	$5,840,039	$14,593,157	$—	$20,433,196

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$348,453
Aggregate gross unrealized depreciation	(403,829)

Net unrealized depreciation	$(55,376)

Federal income tax cost of investments	$20,488,572

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	18,390	$212,225
AXA Natural Resources Portfolio‡	10,994	91,670
AXA SmartBeta Equity Portfolio‡	15,619	170,554
AXA/Lord Abbett Micro Cap Portfolio*‡	14,359	162,781
BlackRock Global Long/Short Credit Fund, Institutional Class	17,897	188,811
Eaton Vance Floating-Rate Fund, Institutional Class	11,174	100,454
EQ/AllianceBernstein Small Cap Growth Portfolio‡	16,910	354,756
EQ/BlackRock Basic Value Equity Portfolio‡	15,732	347,383
EQ/Capital Guardian Research Portfolio‡	31,119	680,444
EQ/Convertible Securities Portfolio‡	73,294	797,727
EQ/Core Bond Index Portfolio‡	1,401	14,157
EQ/Emerging Markets Equity PLUS Portfolio‡	36,899	337,699
EQ/Energy ETF Portfolio‡	11,375	92,963
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	27,800	368,534
EQ/GAMCO Small Company Value Portfolio‡	6,359	364,841
EQ/Global Bond PLUS Portfolio‡	65,670	603,869
EQ/High Yield Bond Portfolio‡	38,840	393,114
EQ/Intermediate Government Bond Portfolio‡	58,146	605,461
EQ/International Equity Index Portfolio‡	90,960	843,819
EQ/Invesco Comstock Portfolio‡	22,106	331,686
EQ/Low Volatility Global ETF Portfolio‡	15,977	171,013
EQ/MFS International Growth Portfolio‡	72,381	506,339
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	26,675	493,998
EQ/PIMCO Global Real Return Portfolio‡	52,668	520,451
EQ/PIMCO Ultra Short Bond Portfolio‡	61,486	605,770
EQ/Real Estate PLUS Portfolio‡	18,363	200,704
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,749	339,462
EQ/Wells Fargo Omega Growth Portfolio*‡	29,388	346,335
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	26,603	183,028
Franklin K2 Alternative Strategies Fund, Advisor Class	5,930	66,005
iShares® Floating Rate Bond ETF	9,270	469,433
iShares® Global Infrastructure ETF	4,690	196,323
iShares® International Treasury Bond ETF	1,215	111,185
iShares® JP Morgan USD Emerging Markets Bond ETF	4,230	474,268
iShares® Micro-Cap ETF	350	27,678
iShares® MSCI EAFE Small-Cap ETF	3,740	185,018
iShares® U.S. Oil & Gas Exploration & Production ETF	1,390	101,943
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	8,586	162,612
Multimanager Core Bond Portfolio‡	59,514	597,356
Multimanager Mid Cap Value Portfolio‡	35,395	517,366
PIMCO Foreign Bond Fund Unhedged, Institutional Class	8,046	77,402
PowerShares DB Base Metals Fund*	1,810	27,440
PowerShares DB Commodity Index Tracking Fund*	4,200	71,694
PowerShares DB G10 Currency Harvest Fund*	6,840	169,700
PowerShares DB Gold Fund*	3,020	117,931
PowerShares DB Silver Fund*	300	8,008
PowerShares S&P 500 BuyWrite Portfolio	7,870	165,270
SPDR® Barclays Short Term High Yield Bond ETF	6,510	190,092
Templeton Emerging Markets Small Cap Fund, Advisor Class	12,792	158,235
Templeton Global Smaller Companies Fund, Advisor Class	17,726	156,702
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	13,153	106,410

Vanguard Short-Term Inflation-Protected Securities ETF	1,870	90,620
Vanguard Total International Bond ETF	7,580	410,002

Total Investments (99.4%) (Cost $15,054,239)		15,088,741
Other Assets Less Liabilities (0.6%)		93,705

Net Assets (100%)		$15,182,446

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$79,055	$21,733	$4,904	$91,670	$—	$6
AXA SmartBeta Equity Portfolio	156,680	32,600	22,377	170,554	—	(12)
AXA/Lord Abbett Micro Cap Portfolio	133,566	27,166	6,098	162,781	—	39
EQ/AllianceBernstein Small Cap Growth Portfolio	305,855	59,766	28,517	354,756	—	(16)
EQ/BlackRock Basic Value Equity Portfolio	291,879	59,766	13,466	347,383	—	36
EQ/Capital Guardian Research Portfolio	573,641	119,532	46,824	680,444	—	180
EQ/Convertible Securities Portfolio	705,260	146,699	70,227	797,727	—	(86)
EQ/Core Bond Index Portfolio	—	14,000	—	14,157	—	—
EQ/Emerging Markets Equity PLUS Portfolio	265,476	81,766	13,507	337,699	—	(5)
EQ/Energy ETF Portfolio	66,939	30,300	3,692	92,963	—	(10)
EQ/GAMCO Mergers and Acquisitions Portfolio	314,834	59,766	13,503	368,534	—	(1)
EQ/GAMCO Small Company Value Portfolio	306,472	59,766	13,508	364,841	—	(6)
EQ/Global Bond PLUS Portfolio	508,456	122,666	24,537	603,869	—	11
EQ/High Yield Bond Portfolio	328,976	70,633	15,962	393,114	—	(5)
EQ/Intermediate Government Bond Portfolio	515,651	108,666	24,544	605,461	—	5
EQ/International Equity Index Portfolio	685,581	152,554	35,238	843,819	—	23
EQ/Invesco Comstock Portfolio	285,142	59,766	13,502	331,686	—	— #
EQ/Low Volatility Global ETF Portfolio	156,070	32,600	22,369	171,013	—	(4)
EQ/MFS International Growth Portfolio	424,685	92,366	35,903	506,339	—	(37)
EQ/Morgan Stanley Mid Cap Growth Portfolio	444,417	92,366	57,482	493,998	—	384
EQ/PIMCO Global Real Return Portfolio	424,220	106,366	20,865	520,451	—	1
EQ/PIMCO Ultra Short Bond Portfolio	511,617	117,232	23,317	605,770	—	4
EQ/Real Estate PLUS Portfolio	188,557	38,033	35,460	200,704	—	132
EQ/T. Rowe Price Growth Stock Portfolio	288,859	59,766	28,147	339,462	—	354
EQ/Wells Fargo Omega Growth Portfolio	289,957	59,766	13,513	346,335	—	(11)
Multimanager Core Bond Portfolio	508,333	105,745	23,320	597,356	2,513	1
Multimanager Mid Cap Value Portfolio	450,789	92,366	42,768	517,366	—	98

	$9,210,967	$2,023,751	$653,550	$10,860,252	$2,513	$1,081

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,816,605	$—	$—	$2,816,605
Investment Companies	1,411,884	10,860,252	—	12,272,136

Total Assets	$4,228,489	$10,860,252	$—	$15,088,741

Total Liabilities	$—	$—	$—	$—

Total	$4,228,489	$10,860,252	$—	$15,088,741

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$338,733
Aggregate gross unrealized depreciation	(306,701)

Net unrealized appreciation	$32,032

Federal income tax cost of investments	$15,056,709

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	20,203	$233,147
AXA Natural Resources Portfolio‡	26,598	221,780
AXA SmartBeta Equity Portfolio‡	22,030	240,552
AXA/Lord Abbett Micro Cap Portfolio*‡	19,317	218,984
BlackRock Global Long/Short Credit Fund, Institutional Class	14,333	151,211
Eaton Vance Floating-Rate Fund, Institutional Class	8,783	78,957
EQ/AllianceBernstein Small Cap Growth Portfolio‡	22,071	463,028
EQ/BlackRock Basic Value Equity Portfolio‡	20,971	463,073
EQ/Capital Guardian Research Portfolio‡	42,066	919,812
EQ/Convertible Securities Portfolio‡	63,463	690,724
EQ/Core Bond Index Portfolio‡	1,501	15,168
EQ/Emerging Markets Equity PLUS Portfolio‡	49,231	450,560
EQ/Energy ETF Portfolio‡	27,272	222,886
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	21,294	282,295
EQ/GAMCO Small Company Value Portfolio‡	8,649	496,231
EQ/Global Bond PLUS Portfolio‡	45,719	420,405
EQ/High Yield Bond Portfolio‡	27,436	277,685
EQ/Intermediate Government Bond Portfolio‡	40,043	416,956
EQ/International Equity Index Portfolio‡	121,376	1,125,984
EQ/Invesco Comstock Portfolio‡	29,782	446,863
EQ/Low Volatility Global ETF Portfolio‡	22,651	242,442
EQ/MFS International Growth Portfolio‡	97,475	681,882
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	36,070	667,998
EQ/PIMCO Global Real Return Portfolio‡	36,467	360,357
EQ/PIMCO Ultra Short Bond Portfolio‡	42,749	421,176
EQ/Real Estate PLUS Portfolio‡	38,046	415,841
EQ/T. Rowe Price Growth Stock Portfolio*‡	11,563	448,660
EQ/Wells Fargo Omega Growth Portfolio*‡	38,204	450,231
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	18,303	125,925
Franklin K2 Alternative Strategies Fund, Advisor Class	8,719	97,037
iShares® Floating Rate Bond ETF	6,350	321,564
iShares® Global Infrastructure ETF	7,350	307,671
iShares® International Treasury Bond ETF	730	66,802
iShares® JP Morgan USD Emerging Markets Bond ETF	2,920	327,390
iShares® Micro-Cap ETF	510	40,331
iShares® MSCI EAFE Small-Cap ETF	2,800	138,516
iShares® U.S. Oil & Gas Exploration & Production ETF	3,220	236,155
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	11,688	221,364
Multimanager Core Bond Portfolio‡	40,858	410,100
Multimanager Mid Cap Value Portfolio‡	47,667	696,734
PIMCO Foreign Bond Fund Unhedged, Institutional Class	4,842	46,576
PowerShares DB Base Metals Fund*	4,260	64,582
PowerShares DB Commodity Index Tracking Fund*	8,810	150,387
PowerShares DB G10 Currency Harvest Fund*	9,260	229,741
PowerShares DB Gold Fund*	5,770	225,319
PowerShares DB Silver Fund*	1,540	41,110
PowerShares S&P 500 BuyWrite Portfolio	10,140	212,940
SPDR® Barclays Short Term High Yield Bond ETF	3,300	96,360
Templeton Emerging Markets Small Cap Fund, Advisor Class	18,581	229,844
Templeton Global Smaller Companies Fund, Advisor Class	32,630	288,445
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	9,782	79,138

Vanguard Short-Term Inflation-Protected Securities ETF	1,190	57,667
Vanguard Total International Bond ETF	5,370	290,463

Total Investments (99.6%) (Cost $16,424,468)		16,527,049
Other Assets Less Liabilities (0.4%)		65,780

Net Assets (100%)		$16,592,829

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$205,023	$35,864	$8,670	$221,780	$—	$(60)
AXA SmartBeta Equity Portfolio	208,799	35,864	8,627	240,552	—	(18)
AXA/Lord Abbett Micro Cap Portfolio	184,996	30,741	7,350	218,984	—	30
EQ/AllianceBernstein Small Cap Growth Portfolio	423,650	71,728	55,309	463,028	—	(89)
EQ/BlackRock Basic Value Equity Portfolio	400,600	66,605	15,879	463,073	—	111
EQ/Capital Guardian Research Portfolio	792,811	138,333	56,138	919,812	—	71
EQ/Convertible Securities Portfolio	600,012	102,469	24,558	690,724	—	41
EQ/Core Bond Index Portfolio	—	15,000	—	15,168	—	—
EQ/Emerging Markets Equity PLUS Portfolio	363,886	97,605	15,960	450,560	—	30
EQ/Energy ETF Portfolio	201,896	30,741	7,380	222,886	—	(1)
EQ/GAMCO Mergers and Acquisitions Portfolio	249,504	35,864	8,602	282,295	—	8
EQ/GAMCO Small Company Value Portfolio	425,756	71,729	17,214	496,231	—	6
EQ/Global Bond PLUS Portfolio	356,511	81,605	16,013	420,405	—	(23)
EQ/High Yield Bond Portfolio	239,993	40,988	9,847	277,685	—	(7)
EQ/Intermediate Government Bond Portfolio	362,441	66,605	15,990	416,956	—	— #
EQ/International Equity Index Portfolio	949,883	203,602	81,096	1,125,984	—	(195)
EQ/Invesco Comstock Portfolio	396,175	66,605	15,990	446,863	—	— #
EQ/Low Volatility Global ETF Portfolio	208,953	35,864	8,617	242,442	—	(7)
EQ/MFS International Growth Portfolio	572,401	102,469	24,625	681,882	—	(26)
EQ/Morgan Stanley Mid Cap Growth Portfolio	601,967	102,469	55,787	667,998	—	(188)
EQ/PIMCO Global Real Return Portfolio	324,285	56,358	27,996	360,357	—	34
EQ/PIMCO Ultra Short Bond Portfolio	359,300	76,482	14,757	421,176	—	3
EQ/Real Estate PLUS Portfolio	379,654	61,481	43,694	415,841	—	66
EQ/T. Rowe Price Growth Stock Portfolio	388,271	66,605	30,913	448,660	—	77
EQ/Wells Fargo Omega Growth Portfolio	401,566	66,605	30,968	450,231	—	22
Multimanager Core Bond Portfolio	357,144	63,148	14,758	410,100	1,666	1
Multimanager Mid Cap Value Portfolio	634,366	102,469	62,598	696,734	—	1

	$10,589,843	$1,925,898	$679,336	$12,168,407	$1,666	$(113)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,806,998	$—	$—	$2,806,998
Investment Companies	1,551,644	12,168,407	—	13,720,051

Total Assets	$4,358,642	$12,168,407	$—	$16,527,049

Total Liabilities	$—	$—	$—	$—

Total	$4,358,642	$12,168,407	$—	$16,527,049

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$505,734
Aggregate gross unrealized depreciation	(397,887)

Net unrealized appreciation	$107,847

Federal income tax cost of investments	$16,419,202

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	10,011	$115,532
AXA Natural Resources Portfolio‡	18,748	156,324
AXA SmartBeta Equity Portfolio‡	11,395	124,423
AXA/Lord Abbett Micro Cap Portfolio*‡	10,367	117,528
BlackRock Global Long/Short Credit Fund, Institutional Class	4,839	51,053
Eaton Vance Floating-Rate Fund, Institutional Class	2,239	20,132
EQ/AllianceBernstein Small Cap Growth Portfolio‡	12,163	255,167
EQ/BlackRock Basic Value Equity Portfolio‡	11,659	257,446
EQ/Capital Guardian Research Portfolio‡	23,127	505,685
EQ/Convertible Securities Portfolio‡	20,766	226,010
EQ/Emerging Markets Equity PLUS Portfolio‡	27,454	251,258
EQ/Energy ETF Portfolio‡	20,314	166,020
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	4,728	62,678
EQ/GAMCO Small Company Value Portfolio‡	4,709	270,174
EQ/Global Bond PLUS Portfolio‡	8,259	75,942
EQ/High Yield Bond Portfolio‡	5,353	54,181
EQ/Intermediate Government Bond Portfolio‡	7,500	78,095
EQ/International Equity Index Portfolio‡	67,367	624,951
EQ/Invesco Comstock Portfolio‡	16,726	250,958
EQ/Low Volatility Global ETF Portfolio‡	11,591	124,064
EQ/MFS International Growth Portfolio‡	53,132	371,687
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	20,004	370,467
EQ/PIMCO Global Real Return Portfolio‡	6,683	66,041
EQ/PIMCO Ultra Short Bond Portfolio‡	8,256	81,340
EQ/Real Estate PLUS Portfolio‡	25,905	283,137
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,461	250,667
EQ/Wells Fargo Omega Growth Portfolio*‡	20,741	244,426
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	3,629	24,968
Franklin K2 Alternative Strategies Fund, Advisor Class	4,671	51,985
iShares® Floating Rate Bond ETF	1,050	53,172
iShares® Global Infrastructure ETF	5,270	220,602
iShares® International Treasury Bond ETF	110	10,066
iShares® JP Morgan USD Emerging Markets Bond ETF	740	82,969
iShares® Micro-Cap ETF	300	23,724
iShares® MSCI EAFE Small-Cap ETF	1,570	77,668
iShares® U.S. Oil & Gas Exploration & Production ETF	2,390	175,283
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	6,497	123,050
Multimanager Core Bond Portfolio‡	7,924	79,537
Multimanager Mid Cap Value Portfolio‡	26,822	392,053
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,674	16,108
PowerShares DB Base Metals Fund*	3,150	47,754
PowerShares DB Commodity Index Tracking Fund*	6,120	104,468
PowerShares DB G10 Currency Harvest Fund*	5,590	138,688
PowerShares DB Gold Fund*	3,940	153,857
PowerShares DB Silver Fund*	1,260	33,635
PowerShares S&P 500 BuyWrite Portfolio	5,920	124,320
SPDR® Barclays Short Term High Yield Bond ETF	710	20,732
Templeton Emerging Markets Small Cap Fund, Advisor Class	9,886	122,291
Templeton Global Smaller Companies Fund, Advisor Class	19,880	175,738
Vanguard Short-Term Inflation-Protected Securities ETF	100	4,846
Vanguard Total International Bond ETF	1,090	58,958

Total Investments (99.9%) (Cost $7,784,752)		7,771,858
Other Assets Less Liabilities (0.1%)		8,396

Net Assets (100%)		$7,780,254

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$149,112	$17,841	$3,229	$156,324	$—	$26
AXA SmartBeta Equity Portfolio	125,074	9,637	12,864	124,423	—	29
AXA/Lord Abbett Micro Cap Portfolio	105,901	8,432	2,516	117,528	—	15
EQ/AllianceBernstein Small Cap Growth Portfolio	247,997	19,273	24,922	255,167	—	(136)
EQ/BlackRock Basic Value Equity Portfolio	237,410	19,273	5,742	257,446	—	45
EQ/Capital Guardian Research Portfolio	468,397	38,547	25,787	505,685	—	786
EQ/Convertible Securities Portfolio	209,893	16,864	5,064	226,010	—	— #
EQ/Emerging Markets Equity PLUS Portfolio	219,868	34,273	5,794	251,258	—	(8)
EQ/Energy ETF Portfolio	145,632	24,841	3,209	166,020	—	45
EQ/GAMCO Mergers and Acquisitions Portfolio	58,913	3,614	1,086	62,678	—	(1)
EQ/GAMCO Small Company Value Portfolio	248,155	19,274	5,778	270,174	—	9
EQ/Global Bond PLUS Portfolio	72,074	6,023	1,810	75,942	—	(2)
EQ/High Yield Bond Portfolio	50,336	3,614	1,085	54,181	—	— #
EQ/Intermediate Government Bond Portfolio	73,107	6,023	1,808	78,095	—	— #
EQ/International Equity Index Portfolio	554,989	62,607	22,715	624,951	—	(129)
EQ/Invesco Comstock Portfolio	237,616	19,273	5,785	250,958	—	1
EQ/Low Volatility Global ETF Portfolio	123,866	9,637	12,875	124,064	—	19
EQ/MFS International Growth Portfolio	334,593	27,706	8,364	371,687	—	(46)
EQ/Morgan Stanley Mid Cap Growth Portfolio	355,179	27,706	23,058	370,467	—	259
EQ/PIMCO Global Real Return Portfolio	61,249	4,818	1,447	66,041	—	— #
EQ/PIMCO Ultra Short Bond Portfolio	69,604	13,523	1,808	81,340	—	— #
EQ/Real Estate PLUS Portfolio	276,259	20,478	26,854	283,137	—	294
EQ/T. Rowe Price Growth Stock Portfolio	237,634	19,273	19,579	250,667	—	1,207
EQ/Wells Fargo Omega Growth Portfolio	239,083	19,273	21,329	244,426	—	(43)
Multimanager Core Bond Portfolio	74,049	6,352	1,808	79,537	329	— #
Multimanager Mid Cap Value Portfolio	360,235	27,706	8,284	392,053	—	33

	$5,336,225	$485,881	$254,600	$5,740,259	$329	$2,403

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,330,742	$—	$—	$1,330,742
Investment Companies	700,857	5,740,259	—	6,441,116

Total Assets	$2,031,599	$5,740,259	$—	$7,771,858

Total Liabilities	$—	$—	$—	$—

Total	$2,031,599	$5,740,259	$—	$7,771,858

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$292,463
Aggregate gross unrealized depreciation	(287,701)

Net unrealized appreciation	$4,762

Federal income tax cost of investments	$7,767,096

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	13,510	$147,525
AXA/Lord Abbett Micro Cap Portfolio*‡	11,481	130,155
EQ/AllianceBernstein Small Cap Growth Portfolio‡	14,125	296,331
EQ/BlackRock Basic Value Equity Portfolio‡	13,242	292,402
EQ/Capital Guardian Research Portfolio‡	26,726	584,382
EQ/Emerging Markets Equity PLUS Portfolio‡	30,015	274,696
EQ/GAMCO Small Company Value Portfolio‡	5,175	296,910
EQ/International Equity Index Portfolio‡	75,611	701,432
EQ/Invesco Comstock Portfolio‡	18,430	276,532
EQ/Low Volatility Global ETF Portfolio‡	13,705	146,692
EQ/MFS International Growth Portfolio‡	60,750	424,976
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	23,108	427,949
EQ/T. Rowe Price Growth Stock Portfolio*‡	7,610	295,252
EQ/Wells Fargo Omega Growth Portfolio*‡	24,239	285,657
iShares® Micro-Cap ETF	310	24,515
iShares® MSCI EAFE Small-Cap ETF	800	39,576
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	6,851	129,759
Multimanager Mid Cap Value Portfolio‡	29,788	435,404
PowerShares S&P 500 BuyWrite Portfolio	6,050	127,050
Templeton Emerging Markets Small Cap Fund, Advisor Class	10,665	131,930
Templeton Global Smaller Companies Fund, Advisor Class	25,662	226,853

Total Investments (99.9%) (Cost $5,532,175)		5,695,978
Other Assets Less Liabilities (0.1%)		4,279

Net Assets (100%)		$5,700,257

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

	Value December	Purchases at		Value March 31,	Dividend	Realized
Securities	31, 2014	Cost	Sales at Cost	2015	Income	Gain (Loss)†
AXA SmartBeta Equity Portfolio	$141,433	$4,448	$1,290	$147,525	$—	$(2)
AXA/Lord Abbett Micro Cap Portfolio	121,088	3,558	1,022	130,155	—	8
EQ/AllianceBernstein Small Cap Growth Portfolio	275,174	9,340	2,713	296,331	—	(8)
EQ/BlackRock Basic Value Equity Portfolio	278,064	9,340	2,685	292,402	—	20
EQ/Capital Guardian Research Portfolio	541,600	18,681	5,358	584,382	—	52
EQ/Emerging Markets Equity PLUS Portfolio	265,255	9,340	2,701	274,696	—	4
EQ/GAMCO Small Company Value Portfolio	280,890	9,340	2,709	296,910	—	(5)
EQ/International Equity Index Portfolio	651,096	23,223	7,070	701,432	—	(74)
EQ/Invesco Comstock Portfolio	270,014	9,340	2,697	276,532	—	7
EQ/Low Volatility Global ETF Portfolio	139,599	4,448	1,286	146,692	—	2
EQ/MFS International Growth Portfolio	394,186	14,233	4,161	424,976	—	(39)
EQ/Morgan Stanley Mid Cap Growth Portfolio	405,594	13,788	4,004	427,949	—	(11)
EQ/T. Rowe Price Growth Stock Portfolio	271,875	9,340	2,671	295,252	—	33
EQ/Wells Fargo Omega Growth Portfolio	270,538	9,340	2,717	285,657	—	(12)
Multimanager Mid Cap Value Portfolio	411,668	13,788	3,992	435,404	—	1

	$4,718,074	$161,547	$47,076	$5,016,295	$—	$(24)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$191,141	$—	$—	$191,141
Investment Companies	488,542	5,016,295	—	5,504,837

Total Assets	$679,683	$5,016,295	$—	$5,695,978

Total Liabilities	$—	$—	$—	$—

Total	$679,683	$5,016,295	$—	$5,695,978

There were no transfers between Levels 1, 2 or 3 during three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$305,909
Aggregate gross unrealized depreciation	(142,039)

Net unrealized appreciation	$163,870

Federal income tax cost of investments	$5,532,108

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	5,370	$58,633
EQ/Emerging Markets Equity PLUS Portfolio‡	8,032	73,506
EQ/Global Bond PLUS Portfolio‡	62,250	572,416
EQ/International Equity Index Portfolio‡	20,155	186,972
EQ/Low Volatility Global ETF Portfolio‡	5,384	57,628
EQ/MFS International Growth Portfolio‡	15,689	109,751
EQ/PIMCO Global Real Return Portfolio‡	38,703	382,451
EQ/Real Estate PLUS Portfolio‡	12,182	133,149
iShares® Emerging Markets Infrastructure ETF	190	6,255
iShares® Global ex USD High Yield Corporate Bond ETF	13,990	652,424
iShares® Global Infrastructure ETF	1,010	42,279
iShares® International Select Dividend ETF	5,020	168,873
iShares® International Treasury Bond ETF	280	25,623
iShares® JP Morgan USD Emerging Markets Bond ETF	6,040	677,205
iShares® MSCI EAFE Small-Cap ETF	820	40,565
iShares® MSCI Frontier 100 ETF	170	5,056
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	2,814	53,306
PIMCO Foreign Bond Fund Unhedged, Institutional Class	10,140	97,551
PowerShares DB G10 Currency Harvest Fund*	1,800	44,658
PowerShares Global Short Term High Yield Bond Portfolio	5,380	125,569
SPDR® DB International Government Inflation-Protected Bond ETF	6,530	356,277
SPDR® S&P Emerging Markets SmallCap ETF	320	14,320
Templeton Emerging Markets Small Cap Fund, Advisor Class	3,179	39,325
Templeton Global Smaller Companies Fund, Advisor Class	8,058	71,234
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	17,989	145,535
Vanguard Short-Term Inflation-Protected Securities ETF	1,540	74,628
Vanguard Total International Bond ETF	2,950	159,565

Total Investments (100.3%) (Cost $4,635,480)		4,374,754
Other Assets Less Liabilities (-0.3%)		(13,884)

Net Assets (100%)		$4,360,870

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA SmartBeta Equity Portfolio	$57,522	$632	$698	$58,633	$—	$(3)
EQ/Emerging Markets Equity PLUS Portfolio	72,802	843	925	73,506	—	1
EQ/Global Bond PLUS Portfolio	575,942	6,446	7,007	572,416	—	(2)
EQ/International Equity Index Portfolio	186,588	2,002	11,070	186,972	—	130
EQ/Low Volatility Global ETF Portfolio	56,114	580	635	57,628	—	2
EQ/MFS International Growth Portfolio	104,491	1,159	1,287	109,751	—	(13)
EQ/PIMCO Global Real Return Portfolio	394,103	3,951	24,379	382,451	—	(36)
EQ/Real Estate PLUS Portfolio	135,460	1,423	9,430	133,149	—	134

	$1,583,022	$17,036	$55,431	$1,574,506	$—	$213

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,393,297	$—	$—	$2,393,297
Investment Companies	406,951	1,574,506	—	1,981,457

Total Assets	$2,800,248	$1,574,506	$—	$4,374,754

Total Liabilities	$—	$—	$—	$—

Total	$2,800,248	$1,574,506	$—	$4,374,754

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,578
Aggregate gross unrealized depreciation	(292,356)

Net unrealized depreciation	$(256,778)

Federal income tax cost of investments	$4,631,532

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	10,645	$116,235
EQ/Emerging Markets Equity PLUS Portfolio‡	15,691	143,605
EQ/Global Bond PLUS Portfolio‡	51,333	472,037
EQ/International Equity Index Portfolio‡	39,881	369,967
EQ/Low Volatility Global ETF Portfolio‡	10,766	115,227
EQ/MFS International Growth Portfolio‡	30,311	212,037
EQ/PIMCO Global Real Return Portfolio‡	30,874	305,088
EQ/Real Estate PLUS Portfolio‡	27,950	305,493
iShares® Emerging Markets Infrastructure ETF	580	19,094
iShares® Global ex USD High Yield Corporate Bond ETF	11,550	538,634
iShares® Global Infrastructure ETF	2,100	87,906
iShares® International Select Dividend ETF	10,130	340,773
iShares® International Treasury Bond ETF	250	22,878
iShares® JP Morgan USD Emerging Markets Bond ETF	4,900	549,388
iShares® MSCI EAFE Small-Cap ETF	2,740	135,548
iShares® MSCI Frontier 100 ETF	220	6,543
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	5,602	106,104
PIMCO Foreign Bond Fund Unhedged, Institutional Class	9,294	89,408
PowerShares DB G10 Currency Harvest Fund*	3,840	95,270
PowerShares Global Short Term High Yield Bond Portfolio	4,230	98,728
SPDR® DB International Government Inflation-Protected Bond ETF	5,430	296,261
SPDR® S&P Emerging Markets SmallCap ETF	1,080	48,330
Templeton Emerging Markets Small Cap Fund, Advisor Class	5,623	69,562
Templeton Global Smaller Companies Fund, Advisor Class	8,564	75,706
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	14,735	119,206
Vanguard Short-Term Inflation-Protected Securities ETF	1,340	64,936
Vanguard Total International Bond ETF	2,660	143,879

Total Investments (100.0%) (Cost $5,178,330)		4,947,843
Other Assets Less Liabilities (0.0%)		1,985

Net Assets (100%)		$4,949,828

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA SmartBeta Equity Portfolio	$110,557	$4,774	$1,409	$116,235	$—	$3
EQ/Emerging Markets Equity PLUS Portfolio	137,573	6,366	1,882	143,605	—	— #
EQ/Global Bond PLUS Portfolio	442,031	38,272	6,104	472,037	—	(4)
EQ/International Equity Index Portfolio	347,955	15,915	12,163	369,967	—	42
EQ/Low Volatility Global ETF Portfolio	108,763	4,775	1,413	115,227	—	(2)
EQ/MFS International Growth Portfolio	206,865	9,018	14,483	212,037	—	184
EQ/PIMCO Global Real Return Portfolio	303,169	12,997	17,855	305,088	—	(12)
EQ/Real Estate PLUS Portfolio	301,348	12,732	21,983	305,493	—	781

	$1,958,261	$104,849	$77,292	$2,039,689	$—	$992

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,448,168	$—	$—	$2,448,168
Investment Companies	459,986	2,039,689	—	2,499,675

Total Assets	$2,908,154	$2,039,689	$—	$4,947,843

Total Liabilities	$—	$—	$—	$—

Total	$2,908,154	$2,039,689	$—	$4,947,843

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,189
Aggregate gross unrealized depreciation	(280,435)

Net unrealized depreciation	$(224,246)

Federal income tax cost of investments	$5,172,089

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	14,663	$160,114
EQ/Emerging Markets Equity PLUS Portfolio‡	23,110	211,505
EQ/Global Bond PLUS Portfolio‡	23,860	219,405
EQ/International Equity Index Portfolio‡	57,846	536,630
EQ/Low Volatility Global ETF Portfolio‡	15,768	168,767
EQ/MFS International Growth Portfolio‡	47,160	329,904
EQ/PIMCO Global Real Return Portfolio‡	13,755	135,928
EQ/Real Estate PLUS Portfolio‡	51,965	567,978
iShares® Emerging Markets Infrastructure ETF	910	29,957
iShares® Global ex USD High Yield Corporate Bond ETF	4,880	227,579
iShares® Global Infrastructure ETF	3,450	144,417
iShares® International Select Dividend ETF	14,840	499,218
iShares® International Treasury Bond ETF	120	10,981
iShares® JP Morgan USD Emerging Markets Bond ETF	2,180	244,422
iShares® MSCI EAFE Small-Cap ETF	4,640	229,541
iShares® MSCI Frontier 100 ETF	740	22,008
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	7,343	139,085
PIMCO Foreign Bond Fund Unhedged, Institutional Class	3,017	29,028
PowerShares DB G10 Currency Harvest Fund*	7,680	190,541
PowerShares Global Short Term High Yield Bond Portfolio	2,500	58,350
SPDR® DB International Government Inflation-Protected Bond ETF	2,340	127,670
SPDR® S&P Emerging Markets SmallCap ETF	880	39,380
Templeton Emerging Markets Small Cap Fund, Advisor Class	9,696	119,934
Templeton Global Smaller Companies Fund, Advisor Class	12,036	106,401
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	5,384	43,557
Vanguard Short-Term Inflation-Protected Securities ETF	410	19,869
Vanguard Total International Bond ETF	1,320	71,399

Total Investments (100.2%) (Cost $4,838,489)		4,683,568
Other Assets Less Liabilities (-0.2%)		(8,516)

Net Assets (100%)		$4,675,052

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA SmartBeta Equity Portfolio	$165,383	$2,685	$11,113	$160,114	$—	$205
EQ/Emerging Markets Equity PLUS Portfolio	194,217	16,968	1,700	211,505	—	1
EQ/Global Bond PLUS Portfolio	190,344	31,468	1,700	219,405	—	2
EQ/International Equity Index Portfolio	519,272	8,839	18,205	536,630	—	131
EQ/Low Volatility Global ETF Portfolio	162,818	2,685	1,314	168,767	—	3
EQ/MFS International Growth Portfolio	324,436	5,371	16,415	329,904	—	220
EQ/PIMCO Global Real Return Portfolio	131,933	2,126	1,041	135,928	—	1
EQ/Real Estate PLUS Portfolio	571,598	19,501	47,371	567,978	—	3,257

	$2,260,001	$89,643	$98,859	$2,330,231	$—	$3,820

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,915,332	$—	$—	$1,915,332
Investment Companies	438,005	2,330,231	—	2,768,236

Total Assets	$2,353,337	$2,330,231	$—	$4,683,568

Total Liabilities	$—	$—	$—	$—

Total	$2,353,337	$2,330,231	$—	$4,683,568

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,512
Aggregate gross unrealized depreciation	(228,564)

Net unrealized depreciation	$(144,052)

Federal income tax cost of investments	$4,827,620

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	12,081	$100,736
BlackRock Global Long/Short Credit Fund, Institutional Class	15,884	167,577
Eaton Vance Floating-Rate Fund, Institutional Class	26,145	235,046
EQ/Boston Advisors Equity Income Portfolio‡	123,302	808,947
EQ/Core Bond Index Portfolio‡	34,729	351,031
EQ/Energy ETF Portfolio‡	11,685	95,496
EQ/Global Bond PLUS Portfolio‡	17,867	164,296
EQ/High Yield Bond Portfolio‡	31,941	323,283
EQ/PIMCO Global Real Return Portfolio‡	14,489	143,173
EQ/Quality Bond PLUS Portfolio‡	13,814	119,604
EQ/Real Estate PLUS Portfolio‡	37,427	409,079
iShares® Aaa - A Rated Corporate Bond ETF	3,280	172,413
iShares® Emerging Markets Infrastructure ETF	3,900	128,388
iShares® Floating Rate Bond ETF	1,740	88,114
iShares® Global ex USD High Yield Corporate Bond ETF	1,400	65,289
iShares® Global Infrastructure ETF	13,210	552,971
iShares® iBoxx $ Investment Grade Corporate Bond ETF	2,110	256,808
iShares® International Select Dividend ETF	10,190	342,792
iShares® JP Morgan USD Emerging Markets Bond ETF	950	106,514
iShares® U.S. Preferred Stock ETF	12,310	493,754
Multimanager Core Bond Portfolio‡	59,964	601,865
PIMCO Foreign Bond Fund Unhedged, Institutional Class	15,260	146,803
PowerShares Global Short Term High Yield Bond Portfolio	630	14,704
PowerShares S&P 500 BuyWrite Portfolio	19,350	406,350
SPDR® Barclays Short Term High Yield Bond ETF	2,230	65,116
SPDR® Nuveen S&P High Yield Municipal Bond ETF	3,260	187,678
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	7,415	59,986
Vanguard Short-Term Inflation-Protected Securities ETF	380	18,415
Vanguard Total International Bond ETF	200	10,818

Total Investments (99.9%) (Cost $6,769,336)		6,637,046
Other Assets Less Liabilities (0.1%)		4,507

Net Assets (100%)		$6,641,553

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$98,097	$12,800	$5,277	$100,736	$—	$30
EQ/Boston Advisors Equity Income Portfolio	823,537	46,876	58,371	808,947	—	(167)
EQ/Core Bond Index Portfolio	341,388	22,783	17,858	351,031	—	(7)
EQ/Energy ETF Portfolio	94,809	16,455	14,528	95,496	—	297
EQ/Global Bond PLUS Portfolio	167,608	6,219	8,682	164,296	—	2
EQ/High Yield Bond Portfolio	321,008	14,511	20,165	323,283	—	98
EQ/PIMCO Global Real Return Portfolio	142,154	5,182	7,238	143,173	—	(1)
EQ/Quality Bond PLUS Portfolio	119,555	4,146	5,784	119,604	—	5
EQ/Real Estate PLUS Portfolio	433,360	14,511	58,979	409,079	—	284
Multimanager Core Bond Portfolio	600,583	24,336	30,378	601,865	2,570	16

	$3,142,099	$167,819	$227,260	$3,117,510	$2,570	$557

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,910,124	$—	$—	$2,910,124
Investment Companies	609,412	3,117,510	—	3,726,922

Total Assets	$3,519,536	$3,117,510	$—	$6,637,046

Total Liabilities	$—	$—	$—	$—

Total	$3,519,536	$3,117,510	$—	$6,637,046

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,543
Aggregate gross unrealized depreciation	(219,016)

Net unrealized depreciation	$(130,473)

Federal income tax cost of investments	$6,767,519

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	28,081	$234,146
BlackRock Global Long/Short Credit Fund, Institutional Class	22,238	234,612
Eaton Vance Floating-Rate Fund, Institutional Class	10,212	91,805
EQ/Boston Advisors Equity Income Portfolio‡	125,971	826,457
EQ/Convertible Securities Portfolio‡	69,480	756,216
EQ/Energy ETF Portfolio‡	30,336	247,926
EQ/Global Bond PLUS Portfolio‡	24,602	226,228
EQ/High Yield Bond Portfolio‡	9,554	96,696
EQ/Low Volatility Global ETF Portfolio‡	76,076	814,272
EQ/PIMCO Global Real Return Portfolio‡	80,828	798,723
EQ/PIMCO Ultra Short Bond Portfolio‡	34,104	336,003
EQ/Real Estate PLUS Portfolio‡	49,648	542,653
iShares® Emerging Markets Infrastructure ETF	3,200	105,344
iShares® Floating Rate Bond ETF	25,040	1,268,026
iShares® Global ex USD High Yield Corporate Bond ETF	880	41,039
iShares® Global Infrastructure ETF	10,160	425,298
iShares® International Select Dividend ETF	19,960	671,454
iShares® International Treasury Bond ETF	560	51,246
iShares® JP Morgan USD Emerging Markets Bond ETF	1,030	115,484
PIMCO Unconstrained Bond Fund, Institutional Class	33,082	369,854
PowerShares Global Short Term High Yield Bond Portfolio	260	6,068
PowerShares S&P 500 BuyWrite Portfolio	9,040	189,840
SPDR® Barclays Investment Grade Floating Rate ETF	4,090	125,072
SPDR® Barclays Short Term High Yield Bond ETF	6,230	181,916
Van Eck Global Hard Assets Fund, Institutional Class	1,111	45,207
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	13,875	112,248
Vanguard Short-Term Inflation-Protected Securities ETF	2,510	121,635
Vanguard Total International Bond ETF	3,430	185,529

Total Investments (99.6%) (Cost $9,347,374)		9,220,997
Other Assets Less Liabilities (0.4%)		32,729

Net Assets (100%)		$9,253,726

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$203,349	$42,332	$1,077	$234,146	$—	$(2)
EQ/Boston Advisors Equity Income Portfolio	778,067	55,064	4,131	826,457	—	(3)
EQ/Convertible Securities Portfolio	737,870	51,877	49,520	756,216	—	(107)
EQ/Energy ETF Portfolio	197,508	52,332	1,073	247,926	—	2
EQ/Global Bond PLUS Portfolio	212,196	16,332	1,074	226,228	—	— #
EQ/High Yield Bond Portfolio	88,005	6,725	442	96,696	—	— #
EQ/Low Volatility Global ETF Portfolio	795,585	54,759	58,744	814,272	—	(142)
EQ/PIMCO Global Real Return Portfolio	758,235	52,838	29,430	798,723	—	45
EQ/PIMCO Ultra Short Bond Portfolio	315,210	22,096	1,453	336,003	—	— #
EQ/Real Estate PLUS Portfolio	529,280	35,546	47,260	542,653	—	78

	$4,615,305	$389,901	$194,204	$4,879,320	$—	$(129)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,487,951	$—	$—	$3,487,951
Investment Companies	853,726	4,879,320	—	5,733,046

Total Assets	$4,341,677	$4,879,320	$—	$9,220,997

Total Liabilities	$—	$—	$—	$—

Total	$4,341,677	$4,879,320	$—	$9,220,997

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151,372
Aggregate gross unrealized depreciation	(279,300)

Net unrealized depreciation	$(127,928)

Federal income tax cost of investments	$9,348,925

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	596,069	$6,085,862
EQ/Core Bond Index Portfolio‡	14,446,364	146,021,794
EQ/High Yield Bond Portfolio‡	2,253,091	22,804,204
EQ/PIMCO Global Real Return Portfolio‡	613,409	6,061,566
EQ/Quality Bond PLUS Portfolio‡	6,059,262	52,462,310
Natixis Loomis Sayles Strategic Income Fund, Institutional Class	375,969	6,034,304

Total Investments (100.0%) (Cost $236,984,649)		239,470,040
Other Assets Less Liabilities (0.0%)		(37,055)

Net Assets (100%)		$239,432,985

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$158,026,617	$899,900	$14,874,275	$146,021,794	$—	$142,074
EQ/High Yield Bond Portfolio	29,333,803	128,557	7,528,759	22,804,204	—	(197,852)
EQ/PIMCO Global Real Return Portfolio	—	6,000,000	—	6,061,566	—	—
EQ/Quality Bond PLUS Portfolio	52,519,644	257,114	1,051,137	52,462,310	—	10,677

	$239,880,064	$7,285,571	$23,454,171	$227,349,874	$—	$(45,101)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$12,120,166	$227,349,874	$—	$239,470,040

Total Assets	$12,120,166	$227,349,874	$—	$239,470,040

Total Liabilities	$—	$—	$—	$—

Total	$12,120,166	$227,349,874	$—	$239,470,040

There were no transfers between Levels 1, 2, or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,125,144
Aggregate gross unrealized depreciation	(640,589)

Net unrealized appreciation	$2,484,555

Federal income tax cost of investments	$236,985,485

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	23,560	$196,449
Eaton Vance Diversified Currency Income Fund, Institutional Class	11,349	108,610
EQ/Energy ETF Portfolio‡	25,255	206,401
EQ/PIMCO Global Real Return Portfolio‡	127,386	1,258,800
EQ/Real Estate PLUS Portfolio‡	52,972	578,982
iShares® Emerging Markets Infrastructure ETF	3,400	111,928
iShares® Global Infrastructure ETF	10,740	449,576
iShares® MSCI Global Agriculture Producers ETF	3,460	89,771
iShares® U.S. Oil & Gas Exploration & Production ETF	2,900	212,686
PIMCO Commodity RealReturn Strategy Fund®, Institutional Class	19,992	84,966
PowerShares DB Agriculture Fund*	1,040	23,026
PowerShares DB Base Metals Fund*	7,250	109,910
PowerShares DB Commodity Index Tracking Fund*	9,040	154,313
PowerShares DB G10 Currency Harvest Fund*	18,730	464,691
PowerShares DB Gold Fund*	7,350	287,018
PowerShares DB Silver Fund*	1,960	52,321
Van Eck Global Hard Assets Fund, Institutional Class	4,211	171,336
Van Eck International Investors Gold Fund, Institutional Class*	7,763	73,207
Vanguard Short-Term Inflation-Protected Securities ETF	4,670	226,308

Total Investments (100.2%) (Cost $5,108,272)		4,860,299
Other Assets Less Liabilities (-0.2%)		(9,465)

Net Assets (100%)		$4,850,834

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$194,908	$19,083	$7,962	$196,449	$—	$(7)
EQ/Energy ETF Portfolio	203,931	14,919	9,843	206,401	—	49
EQ/PIMCO Global Real Return Portfolio	1,236,395	30,855	36,234	1,258,800	—	(376)
EQ/Real Estate PLUS Portfolio	585,548	14,100	46,525	578,982	—	1,900

	$2,220,782	$78,957	$100,564	$2,240,632	$—	$1,566

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,181,548	$—	$—	$2,181,548
Investment Companies	438,119	2,240,632	—	2,678,751

Total Assets	$2,619,667	$2,240,632	$—	$4,860,299

Total Liabilities	$—	$—	$—	$—

Total	$2,619,667	$2,240,632	$—	$4,860,299

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,212
Aggregate gross unrealized depreciation	(278,028)

Net unrealized depreciation	$(197,816)

Federal income tax cost of investments	$5,058,115

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Lord Abbett Micro Cap Portfolio*‡	2,426,792	$27,510,894
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	6,715,202	70,651,710

Total Investments (99.9%) (Cost $78,594,271)		98,162,604
Other Assets Less Liabilities (0.1%)		111,156

Net Assets (100%)		$98,273,760

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA/Lord Abbett Micro Cap Portfolio	$27,740,835	$408,865	$1,825,483	$27,510,894	$—	$190,341
AXA/Morgan Stanley Small Cap Growth Portfolio	69,259,218	408,865	1,985,445	70,651,710	—	30,379

	$97,000,053	$817,730	$3,810,928	$98,162,604	$—	$220,720

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$98,162,604	$—	$98,162,604

Total Assets	$—	$98,162,604	$—	$98,162,604

Total Liabilities	$—	$—	$—	$—

Total	$—	$98,162,604	$—	$98,162,604

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,562,512
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$19,562,512

Federal income tax cost of investments	$78,600,092

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Horizon Small Cap Value Portfolio‡	9,183,168	$92,858,103
AXA/Pacific Global Small Cap Value Portfolio‡	9,626,896	85,403,895
EQ/GAMCO Small Company Value Portfolio‡	18,018	1,033,776
Snow Capital Small Cap Value Fund, Institutional Class	32,404	1,001,944

Total Investments (100.0%) (Cost $143,887,544)		180,297,718
Other Assets Less Liabilities (0.0%)		(501)

Net Assets (100%)		$180,297,217

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA/Horizon Small Cap Value Portfolio	$93,716,537	$226,553	$3,745,325	$92,858,103	$—	$320,481
AXA/Pacific Global Small Cap Value Portfolio	88,225,435	226,553	2,086,971	85,403,895	—	(21,164)
EQ/GAMCO Small Company Value Portfolio	—	1,000,000	—	1,033,776	—	—

	$181,941,972	$1,453,106	$5,832,296	$179,295,774	$—	$299,317

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,001,944	$179,295,774	$—	$180,297,718

Total Assets	$1,001,944	$179,295,774	$—	$180,297,718

Total Liabilities	$—	$—	$—	$—

Total	$1,001,944	$179,295,774	$—	$180,297,718

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,404,675
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$36,404,675

Federal income tax cost of investments	$143,893,043

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	12,504	$144,296
AXA Natural Resources Portfolio‡	21,200	176,775
BlackRock Global Long/Short Credit Fund, Institutional Class	24,390	257,316
EQ/Convertible Securities Portfolio‡	77,118	839,347
EQ/Energy ETF Portfolio‡	21,292	174,013
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	112,399	1,490,052
EQ/Real Estate PLUS Portfolio‡	35,157	384,270
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	4,355	29,962
Franklin K2 Alternative Strategies Fund, Advisor Class	9,804	109,121
iShares® Emerging Markets Infrastructure ETF	3,590	118,183
iShares® Global Infrastructure ETF	12,050	504,413
iShares® MSCI Global Agriculture Producers ETF	2,400	62,269
iShares® MSCI Global Gold Miners ETF	1,780	13,172
iShares® U.S. Oil & Gas Exploration & Production ETF	2,320	170,149
PowerShares DB Agriculture Fund*	590	13,063
PowerShares DB Base Metals Fund*	5,110	77,468
PowerShares DB Commodity Index Tracking Fund*	6,150	104,981
PowerShares DB G10 Currency Harvest Fund*	34,240	849,494
PowerShares DB Gold Fund*	7,110	277,646
PowerShares DB Silver Fund*	1,780	47,516
PowerShares Multi-Strategy Alternative Portfolio*	8,030	187,179
WisdomTree Managed Futures Strategy Fund*	230	10,184

Total Investments (99.8%) (Cost $6,182,884)		6,040,869
Other Assets Less Liabilities (0.2%)		13,815

Net Assets (100%)		$6,054,684

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$169,360	$32,320	$16,449	$176,775	$—	$88
EQ/Convertible Securities Portfolio	831,281	53,105	63,227	839,347	—	(149)
EQ/Energy ETF Portfolio	168,845	23,320	16,581	174,013	—	(43)
EQ/GAMCO Mergers and Acquisitions Portfolio	1,523,108	102,359	165,241	1,490,052	—	96
EQ/Real Estate PLUS Portfolio	386,532	28,044	47,515	384,270	—	122

	$3,079,126	$239,148	$309,013	$3,064,457	$—	$114

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,435,717	$—	$—	$2,435,717
Investment Companies	540,695	3,064,457	—	3,605,152

Total Assets	$2,976,412	$3,064,457	$—	$6,040,869

Total Liabilities	$—	$—	$—	$—

Total	$2,976,412	$3,064,457	$—	$6,040,869

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,106
Aggregate gross unrealized depreciation	(240,322)

Net unrealized depreciation	$(101,216)

Federal income tax cost of investments	$6,142,085

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	26,734	$308,507
AXA Natural Resources Portfolio‡	52,860	440,762
BlackRock Global Long/Short Credit Fund, Institutional Class	28,761	303,433
EQ/Convertible Securities Portfolio‡	77,272	841,022
EQ/Energy ETF Portfolio‡	51,851	423,757
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	106,569	1,412,759
EQ/Real Estate PLUS Portfolio‡	78,716	860,367
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	11,310	77,813
Franklin K2 Alternative Strategies Fund, Advisor Class	7,323	81,506
iShares® Emerging Markets Infrastructure ETF	5,360	176,451
iShares® Global Infrastructure ETF	16,090	673,527
iShares® MSCI Global Agriculture Producers ETF	4,560	118,311
iShares® MSCI Global Gold Miners ETF	13,970	103,378
iShares® U.S. Oil & Gas Exploration & Production ETF	5,790	424,639
PowerShares DB Agriculture Fund*	2,110	46,715
PowerShares DB Base Metals Fund*	10,710	162,364
PowerShares DB Commodity Index Tracking Fund*	16,710	285,240
PowerShares DB G10 Currency Harvest Fund*	34,210	848,750
PowerShares DB Gold Fund*	12,250	478,363
PowerShares DB Silver Fund*	2,930	78,215
PowerShares Multi-Strategy Alternative Portfolio*	10,960	255,478

Total Investments (99.7%) (Cost $8,756,869)		8,401,357
Other Assets Less Liabilities (0.3%)		28,486

Net Assets (100%)		$8,429,843

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$378,496	$95,144	$12,706	$440,762	$—	$— #
EQ/Convertible Securities Portfolio	792,031	74,170	42,163	841,022	—	(13)
EQ/Energy ETF Portfolio	386,700	62,144	20,789	423,757	—	(84)
EQ/GAMCO Mergers and Acquisitions Portfolio	1,453,811	144,393	218,060	1,412,759	—	(166)
EQ/Real Estate PLUS Portfolio	805,416	74,169	56,485	860,367	—	664

	$3,816,454	$450,020	$350,203	$3,978,667	$—	$401

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,651,431	$—	$—	$3,651,431
Investment Companies	771,259	3,978,667	—	4,749,926

Total Assets	$4,422,690	$3,978,667	$—	$8,401,357

Total Liabilities	$—	$—	$—	$—

Total	$4,422,690	$3,978,667	$—	$8,401,357

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,148
Aggregate gross unrealized depreciation	(458,068)

Net unrealized depreciation	$(299,920)

Federal income tax cost of investments	$8,701,277

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	20,090	$231,841
AXA Natural Resources Portfolio‡	61,454	512,422
BlackRock Global Long/Short Credit Fund, Institutional Class	14,932	157,534
EQ/Convertible Securities Portfolio‡	39,885	434,107
EQ/Energy ETF Portfolio‡	60,838	497,203
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	9,113	120,813
EQ/Real Estate PLUS Portfolio‡	78,891	862,279
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	13,087	90,040
Franklin K2 Alternative Strategies Fund, Advisor Class	1,321	14,705
iShares® Emerging Markets Infrastructure ETF	4,220	138,922
iShares® Global Infrastructure ETF	12,820	536,645
iShares® MSCI Global Agriculture Producers ETF	5,320	138,030
iShares® MSCI Global Gold Miners ETF	16,290	120,546
iShares® U.S. Oil & Gas Exploration & Production ETF	5,940	435,640
PowerShares DB Agriculture Fund*	1,800	39,852
PowerShares DB Base Metals Fund*	10,130	153,571
PowerShares DB Commodity Index Tracking Fund*	16,870	287,971
PowerShares DB G10 Currency Harvest Fund*	17,480	433,679
PowerShares DB Gold Fund*	9,000	351,450
PowerShares DB Silver Fund*	2,300	61,398
PowerShares Multi-Strategy Alternative Portfolio*	9,380	218,648
WisdomTree Managed Futures Strategy Fund*	1,010	44,723

Total Investments (99.8%) (Cost $6,264,599)		5,882,019
Other Assets Less Liabilities (0.2%)		9,854

Net Assets (100%)		$5,891,873

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$470,444	$74,526	$8,063	$512,422	$—	$(64)
EQ/Convertible Securities Portfolio	435,197	19,737	29,894	434,107	—	(38)
EQ/Energy ETF Portfolio	471,288	57,027	25,658	497,203	—	(159)
EQ/GAMCO Mergers and Acquisitions Portfolio	230,935	14,474	132,982	120,813	—	(2,954)
EQ/Real Estate PLUS Portfolio	844,912	47,800	68,487	862,279	—	1,127

	$2,452,776	$213,564	$265,084	$2,426,824	$—	$(2,088)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,961,075	$—	$—	$2,961,075
Investment Companies	494,120	2,426,824	—	2,920,944

Total Assets	$3,455,195	$2,426,824	$—	$5,882,019

Total Liabilities	$—	$—	$—	$—

Total	$3,455,195	$2,426,824	$—	$5,882,019

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$145,873
Aggregate gross unrealized depreciation	(466,774)

Net unrealized depreciation	$(320,901)

Federal income tax cost of investments	$6,202,920

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	71,678	$1,582,774
EQ/Core Bond Index Portfolio‡	1,653,939	16,717,777
EQ/Emerging Markets Equity PLUS Portfolio‡	372,740	3,411,320
EQ/Equity 500 Index Portfolio‡	462,584	16,543,749
EQ/Global Bond PLUS Portfolio‡	550,098	5,058,424
EQ/High Yield Bond Portfolio‡	482,534	4,883,872
EQ/International Equity Index Portfolio‡	952,927	8,840,121
EQ/MFS International Growth Portfolio‡	245,215	1,715,396
EQ/PIMCO Ultra Short Bond Portfolio‡	453,578	4,468,750
EQ/Quality Bond PLUS Portfolio‡	307,985	2,666,600
EQ/Small Company Index Portfolio‡	140,773	1,719,566
Multimanager Aggressive Equity Portfolio‡	36,103	1,662,454
Multimanager Mid Cap Growth Portfolio*‡	153,180	1,560,109
Multimanager Mid Cap Value Portfolio‡	150,784	2,203,971

Total Investments (99.5%) (Cost $61,452,292)		73,034,883
Other Assets Less Liabilities (0.5%)		402,601

Net Assets (100%)		$73,437,484

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,636,720	$54,405	$142,931	$1,582,774	$—	$6,733
EQ/Core Bond Index Portfolio	16,709,449	705,500	923,108	16,717,777	—	(183)
EQ/Emerging Markets Equity PLUS Portfolio	3,508,007	77,074	216,293	3,411,320	—	(4,269)
EQ/Equity 500 Index Portfolio	17,510,846	403,507	1,442,764	16,543,749	—	80,241
EQ/Global Bond PLUS Portfolio	5,359,075	275,487	563,552	5,058,424	—	(14,786)
EQ/High Yield Bond Portfolio	4,815,560	269,879	322,120	4,883,872	—	2,151
EQ/International Equity Index Portfolio	5,177,489	3,602,667	326,092	8,840,121	—	(1,821)
EQ/International ETF Portfolio	3,416,043	—	5,496,965	—	—	(2,012,178)
EQ/MFS International Growth Portfolio	1,941,628	181,352	522,317	1,715,396	—	(23,438)
EQ/PIMCO Ultra Short Bond Portfolio	4,736,853	154,149	427,205	4,468,750	—	(3,159)
EQ/Quality Bond PLUS Portfolio	2,629,015	—	—	2,666,600	—	—
EQ/Small Company Index Portfolio	1,757,600	63,473	171,682	1,719,566	—	2,925
Multimanager Aggressive Equity Portfolio	1,835,757	36,270	125,424	1,662,454	—	159,352
Multimanager Mid Cap Growth Portfolio	1,512,984	27,203	73,766	1,560,109	—	1,066
Multimanager Mid Cap Value Portfolio	2,212,801	45,338	91,856	2,203,971	—	32,864

	$74,759,827	$5,896,304	$10,846,075	$73,034,883	$—	$(1,774,502)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$73,034,883	$—	$73,034,883

Total Assets	$—	$73,034,883	$—	$73,034,883

Total Liabilities	$—	$—	$—	$—

Total	$—	$73,034,883	$—	$73,034,883

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,582,754
Aggregate gross unrealized depreciation	(1,060,712)

Net unrealized appreciation	$11,522,042

Federal income tax cost of investments	$61,512,841

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	84,628	$1,868,729
EQ/Core Bond Index Portfolio‡	1,744,604	17,634,213
EQ/Emerging Markets Equity PLUS Portfolio‡	742,858	6,798,654
EQ/Equity 500 Index Portfolio‡	1,314,838	47,023,547
EQ/Global Bond PLUS Portfolio‡	633,114	5,821,799
EQ/High Yield Bond Portfolio‡	571,277	5,782,061
EQ/International Equity Index Portfolio‡	1,989,748	18,458,500
EQ/MFS International Growth Portfolio‡	774,698	5,419,386
EQ/PIMCO Ultra Short Bond Portfolio‡	453,639	4,469,344
EQ/Quality Bond PLUS Portfolio‡	326,977	2,831,031
EQ/Small Company Index Portfolio‡	606,893	7,413,304
Multimanager Aggressive Equity Portfolio‡	58,402	2,689,259
Multimanager Mid Cap Growth Portfolio*‡	120,134	1,223,547
Multimanager Mid Cap Value Portfolio‡	300,553	4,393,095

Total Investments (99.8%) (Cost $108,404,475)		131,826,469
Other Assets Less Liabilities (0.2%)		273,831

Net Assets (100%)		$132,100,300

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,853,975	$149,972	$179,986	$1,868,729	$—	$3,156
EQ/Core Bond Index Portfolio	17,494,193	439,917	537,183	17,634,213	—	34
EQ/Emerging Markets Equity PLUS Portfolio	6,767,164	189,964	231,946	6,798,654	—	34
EQ/Equity 500 Index Portfolio	47,037,587	1,299,754	1,713,500	47,023,547	—	2,731
EQ/Global Bond PLUS Portfolio	5,904,740	239,955	293,049	5,821,799	—	(22)
EQ/High Yield Bond Portfolio	5,550,217	308,966	219,118	5,782,061	—	653
EQ/International Equity Index Portfolio	10,503,973	7,566,897	407,303	18,458,500	—	(4,390)
EQ/International ETF Portfolio	7,093,589	—	12,864,360	—	—	(5,627,402)
EQ/MFS International Growth Portfolio	5,259,004	459,913	565,088	5,419,386	—	(3,452)
EQ/PIMCO Ultra Short Bond Portfolio	4,516,276	219,958	269,195	4,469,344	—	(586)
EQ/Quality Bond PLUS Portfolio	2,269,899	525,000	—	2,831,031	—	—
EQ/Small Company Index Portfolio	7,157,512	259,951	317,610	7,413,304	—	(164)
Multimanager Aggressive Equity Portfolio	3,106,566	89,983	369,175	2,689,259	—	265,710
Multimanager Mid Cap Growth Portfolio	1,161,222	49,990	61,105	1,223,547	—	(58)
Multimanager Mid Cap Value Portfolio	4,272,974	89,983	108,714	4,393,095	—	1,171

	$129,948,891	$11,890,203	$18,137,332	$131,826,469	$—	$(5,362,585)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$131,826,469	$—	$131,826,469

Total Assets	$—	$131,826,469	$—	$131,826,469

Total Liabilities	$—	$—	$—	$–

Total	$—	$131,826,469	$—	$131,826,469

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,804,640
Aggregate gross unrealized depreciation	(1,502,207)

Net unrealized appreciation	$23,302,433

Federal income tax cost of investments	$108,524,036

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	49,043	$1,082,957
EQ/Core Bond Index Portfolio‡	727,280	7,351,240
EQ/Emerging Markets Equity PLUS Portfolio‡	558,408	5,110,560
EQ/Equity 500 Index Portfolio‡	1,097,840	39,262,891
EQ/Global Bond PLUS Portfolio‡	270,653	2,488,794
EQ/High Yield Bond Portfolio‡	234,948	2,377,974
EQ/International Equity Index Portfolio‡	1,523,914	14,137,053
EQ/MFS International Growth Portfolio‡	730,290	5,108,732
EQ/PIMCO Ultra Short Bond Portfolio‡	237,048	2,335,452
EQ/Quality Bond PLUS Portfolio‡	137,781	1,192,933
EQ/Small Company Index Portfolio‡	557,046	6,804,414
Multimanager Aggressive Equity Portfolio‡	26,611	1,225,363
Multimanager Mid Cap Growth Portfolio*‡	93,294	950,181
Multimanager Mid Cap Value Portfolio‡	135,601	1,982,042

Total Investments (100.2%) (Cost $73,231,655)		91,410,586
Other Assets Less Liabilities (-0.2%)		(162,506)

Net Assets (100%)		$91,248,080

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$984,042	$146,316	$75,374	$1,082,957	$—	$146
EQ/Core Bond Index Portfolio	7,086,729	294,908	127,384	7,351,240	—	56
EQ/Emerging Markets Equity PLUS Portfolio	4,963,573	192,040	98,411	5,110,560	—	709
EQ/Equity 500 Index Portfolio	38,339,479	1,408,293	822,569	39,262,891	—	313
EQ/Global Bond PLUS Portfolio	2,439,759	128,027	66,053	2,488,794	—	27
EQ/High Yield Bond Portfolio	2,223,336	148,592	51,580	2,377,974	—	340
EQ/International Equity Index Portfolio	8,004,709	5,717,101	191,327	14,137,053	—	(2,527)
EQ/International ETF Portfolio	5,246,028	—	8,853,340	—	—	(3,502,029)
EQ/MFS International Growth Portfolio	4,646,136	457,238	238,654	5,108,732	—	(2,653)
EQ/PIMCO Ultra Short Bond Portfolio	2,272,547	128,027	66,187	2,335,452	—	(107)
EQ/Quality Bond PLUS Portfolio	903,094	275,000	—	1,192,933	—	—
EQ/Small Company Index Portfolio	6,380,086	283,488	145,980	6,804,414	—	341
Multimanager Aggressive Equity Portfolio	1,397,622	91,448	218,407	1,225,363	—	103,793
Multimanager Mid Cap Growth Portfolio	875,805	36,579	18,820	950,181	—	60
Multimanager Mid Cap Value Portfolio	1,883,592	73,158	37,743	1,982,042	—	17

	$87,646,537	$9,380,215	$11,011,829	$91,410,586	$—	$(3,401,514)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$91,410,586	$—	$91,410,586

Total Assets	$—	$91,410,586	$—	$91,410,586

Total Liabilities	$—	$—	$—	$—

Total	$—	$91,410,586	$—	$91,410,586

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,040,963
Aggregate gross unrealized depreciation	(892,772)

Net unrealized appreciation	$18,148,191

Federal income tax cost of investments	$73,262,395

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	48,280	$1,066,095
EQ/Core Bond Index Portfolio‡	215,600	2,179,251
EQ/Emerging Markets Equity PLUS Portfolio‡	406,993	3,724,806
EQ/Equity 500 Index Portfolio‡	806,720	28,851,329
EQ/Global Bond PLUS Portfolio‡	53,454	491,539
EQ/High Yield Bond Portfolio‡	88,328	893,991
EQ/International Equity Index Portfolio‡	1,155,797	10,722,107
EQ/MFS International Growth Portfolio‡	594,059	4,155,727
EQ/PIMCO Ultra Short Bond Portfolio‡	61,847	609,326
EQ/Quality Bond PLUS Portfolio‡	39,098	338,518
EQ/Small Company Index Portfolio‡	422,959	5,166,516
Multimanager Aggressive Equity Portfolio‡	12,941	595,907
Multimanager Mid Cap Growth Portfolio*‡	59,151	602,445
Multimanager Mid Cap Value Portfolio‡	106,639	1,558,715

Total Investments (99.5%) (Cost $48,552,863)		60,956,272
Other Assets Less Liabilities (0.5%)		304,681

Net Assets (100%)		$61,260,953

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,021,393	$110,977	$94,236	$1,066,095	$—	$187
EQ/Core Bond Index Portfolio	2,141,983	55,488	47,189	2,179,251	—	22
EQ/Emerging Markets Equity PLUS Portfolio	3,664,416	147,969	125,601	3,724,806	—	296
EQ/Equity 500 Index Portfolio	28,690,976	1,048,112	1,138,302	28,851,329	—	467
EQ/Global Bond PLUS Portfolio	488,618	36,992	31,520	491,539	—	(45)
EQ/High Yield Bond Portfolio	742,440	168,157	36,534	893,991	—	185
EQ/International Equity Index Portfolio	6,254,947	4,267,911	265,822	10,722,107	—	(3,537)
EQ/International ETF Portfolio	3,881,583	—	6,472,638	—	—	(2,512,995)
EQ/MFS International Growth Portfolio	3,908,373	320,599	275,159	4,155,727	—	(2,382)
EQ/PIMCO Ultra Short Bond Portfolio	604,472	30,827	26,252	609,326	—	(23)
EQ/Quality Bond PLUS Portfolio	212,622	122,000	—	338,518	—	—
EQ/Small Company Index Portfolio	4,914,055	221,953	188,437	5,166,516	—	408
Multimanager Aggressive Equity Portfolio	562,387	67,819	57,476	595,907	—	227
Multimanager Mid Cap Growth Portfolio	562,638	24,661	20,988	602,445	—	(5)
Multimanager Mid Cap Value Portfolio	1,501,552	49,323	41,784	1,558,715	—	182

	$59,152,455	$6,672,788	$8,821,938	$60,956,272	$—	$(2,517,013)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$60,956,272	$—	$60,956,272

Total Assets	$—	$60,956,272	$—	$60,956,272

Total Liabilities	$—	$—	$—	$—

Total	$—	$60,956,272	$—	$60,956,272

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,847,210
Aggregate gross unrealized depreciation	(502,830)

Net unrealized appreciation	$12,344,380

Federal income tax cost of investments	$48,611,892

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustee (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2015 is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and investment sub-advisers (“Advisers”) for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on Portfolio net asset values (“NAVs”).

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2015 (Unaudited)

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of NAVs for each applicable Portfolio when FMG LLC deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At March 31, 2015, none of the Portfolios applied these procedures.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting(as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
May 29, 2015

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
May 29, 2015